[LOGO] JUNDT FUNDS


                                      JUNDT
                                   GROWTH FUND

                                      JUNDT
                                  U.S. EMERGING
                                   GROWTH FUND

                                      JUNDT
                                OPPORTUNITY FUND

                                      JUNDT
                                TWENTY-FIVE FUND

                                      JUNDT
                                     MID-CAP
                                   GROWTH FUND

                                      JUNDT
                                    SCIENCE &
                                 TECHNOLOGY FUND


                                  ANNUAL REPORT
                                DECEMBER 31, 2001



                SEARCHING TODAY FOR THE GENIUSES OF TOMORROW(SM)

LETTER TO SHAREHOLDERS


DEAR SHAREHOLDER,

The year 2001 proved to be an extremely challenging period for investors in domestic stocks. First, for only the second time in more than a half-century, the broad stock market, as measured by the S&P 500 Index, fell during two consecutive calendar years. The 9.1% loss incurred by the S&P 500 Index in 2000 was followed by a further decline of 11.9% in 2001 -- the largest single-year loss since 1974. Although substantial, these numbers only partially reflect the aggregate peak to trough decline of the S&P 500 Index of nearly 37% that occurred between March 24, 2000 and September 24, 2001. Worse yet, losses permeated most other segments of the equity markets in 2001. The tech-heavy NASDAQ Composite fell more than 21% in 2001 while the Wilshire 5000 Total Market Index fell 11%. Meanwhile, international equities offered little in terms of a safe harbor. The Morgan Stanley EAFE Index fell 21% in 2001 while the Morgan Stanley Far East Equity Index fell more than 28%.

The single shred of relatively good news amongst major market segments during the year took place in the small-cap marketplace. The Russell 2000 Index, a bellwether indicator of market performance among small companies, was up 2.5% for the year, after being down as much as much as 15.5% through the third quarter. This modest gain for the year is important not for its magnitude, but for the fact that the small-cap market sector is one of the historical market leaders during the final stages of economic recession and through the initial stages of economic recovery.

Investors in growth stocks faced an additional significant challenge during 2001. Growth stocks (i.e. companies that depend on expanding market share, revenues, and profitability as catalysts for higher stock prices) proved to be particularly vulnerable to this general market deterioration, as investors favored value stocks (i.e. companies that are currently selling at prices perceived to be below their fair market value) as the economic environment continued to worsen. By way of example, the Russell 1000 Index (a measure of the performance of large-cap stocks) and the Russell 2000 Index (a measure of the performance of small-cap stocks) can be further sorted into growth and value components. The aggregate return of the Russell 1000 during 2001 was -12.5%. But within this index, growth-oriented large-cap stocks (the Russell 1000 Growth Index) fell 20.4% while value-oriented large-cap stocks (the Russell 1000 Value Index) fell only 5.6%. The same phenomenon occurred among small-cap stocks. As previously noted, the Russell 2000 gained 2.5% during the year 2001. But growth-oriented companies in this index (the Russell 2000 Growth Index) fell 9.2% for the year while value-oriented small-cap stocks (the Russell 2000 Value Index) gained 14.1%. Interestingly, while growth stocks and value stocks tend to achieve similar returns over long timeframes, there is a definite cyclical nature to their relationship. With value stocks outperforming growth stocks in each of the past two years, one could argue that growth stocks might provide investors with better relative 'value' at this time.

While valuations for growth equities have become more reasonable and there is growing evidence that the economic climate is improving, we continue to be cautious. Our caution stems from the fact that exogenous influences, including fears relating to international terrorism and newfound concerns over corporate accounting practices, are precipitating market movements that are dislocated in many cases from stock-specific or macroeconomic fundamentals.

The majority of the mutual funds in the Jundt Fund family experienced total returns for the year 2001 that were generally in line with their respective benchmark index and peer groups of mutual funds. While we are disappointed with the performance of growth stocks during 2001, and with our inability to provide greater downside protection through the use of futures and options contracts, we remain confident in our abilities and proud of our longer-term accomplishments as most of the Jundt Funds continue to compare well relative to their benchmarks and peer groups over longer time horizons.

For the one-year and five-year periods ended December 31, 2001, as well as over the life of each fund, Jundt Funds have captured the following average annual total returns. For your convenience we have also included the total return of each Fund's primary benchmark index and total return of its peer-group composite of mutual funds.

JUNDT GROWTH FUND

The Jundt Growth Fund invests primarily in stocks of medium and large market capitalization. Since its inception on December 29, 1995, Class A shares of the Fund have achieved the following average annual returns as compared to its primary performance benchmarks -- the Russell 1000 Growth Index, and the Lipper Large Cap Growth Index:

AVERAGE ANNUAL                                               SINCE
TOTAL RETURNS                     1-YEAR      5-YEAR      INCEPTION(1)
-------------                     ------      ------      ------------
JUNDT GROWTH FUND*               (25.38)%      3.58%          5.65%
Russell 1000 Growth              (20.42)%      8.27%         10.61%
Lipper Large Cap Growth          (23.87)%      7.50%          9.56%

JUNDT U.S. EMERGING GROWTH FUND

The Jundt U.S. Emerging Growth Fund invests primarily in stocks of small and medium market capitalization. The Fund, which reopened to new investors in 2001, commenced operations on January 2, 1996. Class A shares of the fund have achieved the following average annual returns compared to its primary performance benchmarks -- the Russell 2000 Growth Index and the Lipper Small Cap Growth Index:

AVERAGE ANNUAL                                               SINCE
TOTAL RETURNS                     1-YEAR      5-YEAR      INCEPTION(2)
-------------                     ------      ------      ------------
JUNDT U.S. EMERGING
 GROWTH FUND*                    (12.82)%     11.86%         16.60%
Russell 2000 Growth               (9.23)%      2.87%          4.20%
Lipper Small Cap Growth          (12.97)%      7.64%          9.16%

JUNDT OPPORTUNITY FUND

The Jundt Opportunity Fund invests in growth stocks without regard to market capitalization. Typically, the Fund will hold approximately 30 to 50 individual stocks. Since the Funds' inception on December 26, 1996, Class A shares have achieved the following average annual returns compared to its primary benchmarks -- the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Index:

AVERAGE ANNUAL                                               SINCE
TOTAL RETURNS                     1-YEAR      5-YEAR      INCEPTION(3)
-------------                     ------      ------      ------------
JUNDT OPPORTUNITY FUND*          (30.34)%     13.70%         13.37%
Russell 3000 Growth              (19.63)%      7.72%          7.43%
Lipper Multi-Cap Growth          (25.16)%      8.13%          7.97%

JUNDT TWENTY-FIVE FUND

The Jundt Twenty-Five Fund invests in growth stocks without regard to market capitalization in a concentrated manner. Typically, the Fund will invest in 25 to 30 individual stocks. Since the Funds' inception on December 31, 1997, Class A shares have achieved the following average annual returns compared to its primary benchmarks -- the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Index:

                                                              SINCE
AVERAGE ANNUAL TOTAL RETURNS               1-YEAR         INCEPTION(4)
----------------------------               ------         ------------
JUNDT TWENTY-FIVE FUND*                   (22.85)%           11.49%
Russell 3000 Growth                       (19.63)%            3.02%
Lipper Multi-Cap Growth                   (25.16)%            4.71%

JUNDT MID-CAP GROWTH FUND

The Jundt Mid-Cap Growth Fund invests primarily in growth stocks of medium market capitalization, such as those which comprise the S&P Mid-Cap 400 Index. Since the Fund's inception on June 30, 2000, Class A shares of the Fund have achieved the following total returns compared to its primary benchmarks -- the Russell Mid-Cap Growth Index and the Lipper Mid-Cap Growth Index:

                                                              SINCE
AVERAGE ANNUAL TOTAL RETURNS               1-YEAR         INCEPTION(5)
----------------------------               ------         ------------
JUNDT MID-CAP GROWTH FUND*                (21.27)%           (9.30)%
Russell Mid-Cap Growth                    (20.15)%          (26.64)%
Lipper Mid-Cap Growth                     (21.07)%          (26.15)%

JUNDT SCIENCE & TECHNOLOGY FUND

The Jundt Science & Technology Fund invests primarily in growth companies without regard to market

LETTER TO SHAREHOLDERS (concluded)


capitalization. Fund holdings are typically concentrated in companies that design, develop, manufacture or sell science or technology related products and services. Since the Fund's inception on June 30, 2000, Class A shares of the Fund have achieved the following total returns compared to its primary benchmarks -- the NASDAQ Composite and the Lipper Science and Technology Fund Index.

                                                              SINCE
AVERAGE ANNUAL TOTAL RETURNS               1-YEAR         INCEPTION(5)
----------------------------               ------         ------------
JUNDT SCIENCE & TECHNOLOGY FUND*          (11.14)%          (12.79)%
NASDAQ Composite                          (21.05)%          (37.70)%
Lipper Science & Technology               (34.72)%          (44.11)%

Thank you for investing in the Jundt Funds.


Sincerely,

/s/ James R. Jundt

James R. Jundt
Chairman


  *Quoted performance is for the Fund's Class A shares. Each Fund currently issues four share classes, each subject to different sales charges and Rule 12b-1 fees. Class A shares are subject to a maximum front-end sales charge of 5.75%. The stated return does not reflect the deduction of any front-end sales charge.

(1)Inception date is December 29, 1995 for the Growth Fund's Class A shares and December 31, 1995 for the indexes.

(2)Inception date is January 2, 1996 for the U.S. Emerging Growth Fund's Class A shares and December 31, 1995 for the indexes.

(3)Inception date is December 26, 1996 for the Opportunity Fund's Class A shares and December 31, 1996 for the indexes.

(4)Inception date is December 31, 1997 for the Twenty-Five Fund's Class A Shares and the indexes.

(5)Inception date is June 30, 2000 for both the Mid-Cap Growth Fund's and Science & Technology Fund's Class A shares and the indexes.

JUNDT ASSOCIATES' APPROACH TO INVESTING: GROWTH FUND


JUNDT ASSOCIATES IS GROWTH-ORIENTED; OUR FOCUS IS ON COMPANIES GENERATING significant revenue increases. We believe the U.S. economy's heterogeneous nature and multi-trillion-dollar size generally afford investors significant growth opportunities. We emphasize the fundamental prospects of individual companies rather than macroeconomic trends.

The Growth Fund concentrates on medium- to large-size companies, with at least half the equity securities consisting of companies that have annual revenues greater than $750 million. Within these parameters, the Growth Fund's mission is to establish equity positions in 30 to 50 companies we believe to be among the fastest-growing corporations in America. Particular emphasis is placed on companies we believe will achieve annual rates of revenue growth of 15% or greater. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2001
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                                 Biotechnology    4.7%
                                         Cable    2.8%
                    Computer Services/Software   10.8%
                                        Energy   12.7%
                             Interactive Media   11.2%
                         Medical Devices/Drugs   14.9%
                                 Miscellaneous    5.3%
                                   Restaurants    4.5%
                                        Retail   11.5%
             Telecommunications Infrastructure    4.5%
           Wireless/Telecommunication Services    5.6%
                   Short-term Securities/Other
               Assets in excess of Liabilities   11.5%

PERFORMANCE DATA: GROWTH FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [PLOT POINTS CHART]

         JUNDT GROWTH FUND(1)  JUNDT GROWTH FUND(1)                                 LIPPER LARGE
          (Class I shares        (Class I shares       RUSSELL      RUSSELL 1000     CAP GROWTH
        without sales charge)*  with sales charge)  1000 INDEX(2)  GROWTH INDEX(3)  FUND INDEX(4)
        ----------------------  ------------------  -------------  ---------------  -------------
12/31/01       $17,269               $16,363           $33,485        $27,399          $27,875


AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2001)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       SINCE
                                      1-YEAR      5-YEAR   10-YEAR  INCEPTION(5)
--------------------------------------------------------------------------------
JUNDT GROWTH CLASS A
Without sales charge*                (25.38)%      3.58%       --       5.65%
With sales charge (a)                (29.68)       2.36        --       4.61
--------------------------------------------------------------------------------
JUNDT GROWTH CLASS B
Without sales charge*                (25.85)       2.80        --       4.89
With sales charge (b)                (29.74)       2.53        --       4.81
--------------------------------------------------------------------------------
JUNDT GROWTH CLASS C
Without sales charge*                (25.83)       2.88        --       4.93
With sales charge (c)                (26.80)       2.88        --       4.93
--------------------------------------------------------------------------------
JUNDT GROWTH CLASS I
Without sales charge*                (25.12)       3.81      5.61%        --
With sales charge (a)                (29.42)       2.59      4.99         --
--------------------------------------------------------------------------------
RUSSELL 1000 INDEX                   (12.45)      10.49     12.83      12.39
--------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX            (20.42)       8.27     10.78      10.61
--------------------------------------------------------------------------------
LIPPER LARGE CAP GROWTH FUND INDEX   (23.87)       7.50     10.60       9.56
--------------------------------------------------------------------------------

 * Applicable to investors who purchased shares at net asset value (without sales charges), including shareholders who acquired Class I shares upon the Fund's conversion to an open-end fund on December 29, 1995.
(a)maximum initial sales charge of 5.75%.
(b)a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within seven years of purchase.
(c)a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within eighteen months of purchase.

(1)Total return is based on a hypothetical investment on December 31, 1991. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge. Total return prior to December 29, 1995, reflects the Fund's performance as a closed-end fund. As an open-end fund, the Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Since December 29, 1995, the Fund has offered its shares in four classes (currently, Class A, B, C and I). Class A, Class B and Class C performance will vary from Class I performance due to the differences in sales charges and expenses applicable to an investment in each such class.
(2)The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Russell 1000 Index is widely recognized as a performance benchmark for large-cap funds. However, because the Russell 1000 Growth Index is better suited to the fund's "growth" style investment strategy, the Russell 1000 Growth Index will be used in future reports and the Russell 1000 Index will be eliminated from future reports. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS.
(3)The Russell 1000 Growth Index measures the performance of those Russell 1000 companies (1,000 of the largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. THE RUSSELL INDEXES ARE NOT ACTUAL INVESTMENTS AND DO NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.
(4)The Lipper Large Cap Growth Fund Index is the composite performance of the 30 largest "large cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.
(5)Inception data is December 29, 1995, for the Fund's Class A, Class B and Class C shares and for index data.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS                                        December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                       Number of Shares             Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (4.7%)
----------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                              17,700      $ 1,083,042          $  998,988
   Genentech, Inc. (b)                                          4,600          190,813             249,550
   Immunex Corporation (b)                                     28,200          684,338             781,422
                                                                          --------------------------------
                                                                             1,958,193           2,029,960
                                                                          --------------------------------
CABLE (2.8%)
----------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)                 73,400        1,541,400           1,205,962
                                                                          --------------------------------
                                                                             1,541,400           1,205,962
                                                                          --------------------------------
COMPUTER SERVICES/SOFTWARE (10.8%)
----------------------------------------------------------------------------------------------------------
   Intuit Inc. (b)(d)                                          42,500        1,356,967           1,818,150
   KPMG Consulting Inc. (b)                                    35,600          640,800             589,892
   Microsoft Corporation (b)                                   33,200        1,804,427           2,199,500
                                                                          --------------------------------
                                                                             3,802,194           4,607,542
                                                                          --------------------------------
ENERGY (12.7%)
----------------------------------------------------------------------------------------------------------
   BJ Services Company (b)                                     34,100        1,326,441           1,106,545
   Schlumberger Limited                                        49,200        3,308,346           2,703,540
   Smith International, Inc. (b)                                7,700          511,681             412,874
   Transocean Sedco Forex Inc.                                 36,200        1,646,546           1,224,284
                                                                          --------------------------------
                                                                             6,793,014           5,447,243
                                                                          --------------------------------
INTERACTIVE MEDIA (11.2%)
----------------------------------------------------------------------------------------------------------
   Comcast Corporation (b)                                     31,700        1,128,737           1,141,200
   Gemstar-TV Guide International, Inc. (b)                    67,300        1,414,047           1,864,210
   General Motors Corporation -- Class H (b)                  116,000        2,757,960           1,792,200
                                                                          --------------------------------
                                                                             5,300,744           4,797,610
                                                                          --------------------------------
MEDICAL DEVICES/DRUGS (14.9%)
----------------------------------------------------------------------------------------------------------
   Novartis AG -- ADR                                          59,500        2,333,257           2,171,750
   Pfizer Inc.                                                 25,300        1,135,287           1,008,205
   Pharmacia Corporation                                       36,254        1,480,058           1,546,233
   Schering-Plough Corporation                                 45,500        1,654,749           1,629,355
                                                                          --------------------------------
                                                                             6,603,351           6,355,543
                                                                          --------------------------------


See accompanying notes to schedule of investments.                             6

                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS  (continued)                           December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                       Number of Shares             Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------
MISCELLANEOUS (5.3%)
----------------------------------------------------------------------------------------------------------
   American Express Company (d)                                26,000      $   782,752         $   927,940
   Concord EFS, Inc. (b)                                       15,500          443,300             508,090
   Weight Watchers International, Inc. (b)                     24,200          837,615             818,444
                                                                          --------------------------------
                                                                             2,063,667           2,254,474
                                                                          --------------------------------
RESTAURANTS (4.5%)
----------------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                                  100,800        1,575,608           1,920,240
                                                                          --------------------------------
                                                                             1,575,608           1,920,240
                                                                          --------------------------------
RETAIL (11.5%)
----------------------------------------------------------------------------------------------------------
   AutoZone, Inc. (b)                                          17,200          922,132           1,234,960
   Bed Bath & Beyond Inc. (b)                                  68,800          592,351           2,332,320
   Wal-Mart Stores, Inc.                                       23,600        1,145,884           1,358,180
                                                                          --------------------------------
                                                                             2,660,367           4,925,460
                                                                          --------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (4.5%)
----------------------------------------------------------------------------------------------------------
   AT&T Wireless Services Inc. (b)                            133,900        3,416,067           1,924,143
                                                                          --------------------------------
                                                                             3,416,067           1,924,143
                                                                          --------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (2.2%)
----------------------------------------------------------------------------------------------------------
   Nextel Communications, Inc. -- Class A (b)                  87,800        1,767,186             962,288
                                                                          --------------------------------
                                                                             1,767,186             962,288
                                                                          --------------------------------

TOTAL COMMON STOCKS (85.1%)                                                 37,481,791          36,430,465
                                                                          ================================


See accompanying notes to schedule of investments.                             7

                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2001
--------------------------------------------------------------------------------

CONVERTIBLE BONDS

Industry Description and Issue                       Principal Amount             Cost     Market Value(a)
----------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (3.4%)
----------------------------------------------------------------------------------------------------------
   Nextel Communications, 6.000 % due 06/01/2011,
   convertible into NXTL common stock                      $1,939,000      $ 1,906,224         $ 1,456,674
                                                                          --------------------------------

TOTAL CONVERTIBLE BONDS (3.4%)                                               1,906,224           1,456,674
                                                                          ================================

SHORT-TERM SECURITIES
REPURCHASE AGREEMENT (9.4%)
----------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 1.25%
   acquired on 12/31/01 and due 1/2/02 with proceeds of
   $4,000,278 collateralized by $4,448,453 FHLMC,
   6.000%, due 5/1/16, value including accrued interest,
   $4,080,140.                                              4,000,000        4,000,000           4,000,000
                                                                          --------------------------------

TOTAL SHORT-TERM SECURITIES (9.4%)                                           4,000,000           4,000,000
                                                                          ================================
   Total investments in securities (97.9%)                                 $43,388,015(c)       41,887,139
                                                                          ============
   Other assets in excess of liabilities (2.1%)                                                    898,917
                                                                                              ------------

NET ASSETS (100.0%)                                                                            $42,786,056
                                                                                              ============

Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Cost for federal income tax purposes at December 31, 2001, was $44,214,239. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

       ------------------------------------------------------------------
       Gross unrealized appreciation                          $ 4,395,055
       Gross unrealized depreciation                           (6,722,155)
                                                              -----------
       Net unrealized depreciation                            $(2,327,100)
       ------------------------------------------------------------------

   (d) Cash in the amount of $396,000, pledged as initial margin deposit for long futures contracts entered into as of December 31, 2001:

                                                              UNREALIZED
       CONTRACTS     ISSUE                   MARKET VALUE    DEPRECIATION
       ------------------------------------------------------------------
       24            NASDAQ 100 - Mar 2002    $3,800,400      $(114,782)
       ------------------------------------------------------------------
       24            Total                    $3,800,400      $(114,782)
       ==================================================================

    ADR -- American Depositary Receipt


See accompanying notes to financial statements.                                8

JUNDT ASSOCIATES' APPROACH TO INVESTING: U.S. EMERGING GROWTH FUND


THE U.S. EMERGING GROWTH FUND CONCENTRATES ON SMALLER COMPANIES WITH at least half the equity securities consisting of companies with annual revenues less than $750 million. Within these parameters, the U.S. Emerging Growth Fund's mission is to establish equity positions in 30 to 50 companies we believe to be among the fastest-growing corporations in America. The focus is on companies we believe are capable of achieving annual rates of revenue growth of 25% or greater. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2001
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                         Medical Devices/Drugs   13.5%
                                 Miscellaneous    9.1%
                           Oil Field Machinery    3.6%
                                   Restaurants   16.0%
                                        Retail    1.4%
           Wireless/Telecommunication Services   11.9%
            Short-term Securities/Other Assets
                      in excess of Liabilities   15.2%
                                 Biotechnology    3.6%
                        Client Server Software    1.3%
                             Computer Hardware    2.8%
                    Computer Services/Software    6.1%
                                        Energy    5.1%
                           Healthcare Services    3.1%
                             Interactive Media    2.7%
                           Internet Technology    4.6%

PERFORMANCE DATA: U.S. EMERGING GROWTH FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [PLOT POINTS CHART]

               JUNDT U.S.                JUNDT U.S.
         EMERGING GROWTH FUND(1)   EMERGING GROWTH FUND(1)                        LIPPER
            (Class A shares           (Class A shares        RUSSELL 2000    SMALL CAP GROWTH
          without sales charge)*     with sales charge)     GROWTH INDEX(3)    FUND INDEX(2)
          ----------------------     ------------------     ---------------    -------------
12/31/01        $25,118                   $23,799               $12,816            $16,917


AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2001)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       SINCE
                                            1-YEAR       5-YEAR     INCEPTION(4)
--------------------------------------------------------------------------------
JUNDT U.S. EMERGING GROWTH CLASS A
Without sales charge*                      (12.82)%      11.86%       16.60%
With sales charge (a)                      (17.82)       10.54        15.45
--------------------------------------------------------------------------------
JUNDT U.S. EMERGING GROWTH CLASS B
Without sales charge*                      (13.42)       11.05        15.82
With sales charge (b)                      (18.62)       10.68        15.66
--------------------------------------------------------------------------------
JUNDT U.S. EMERGING GROWTH CLASS C
Without sales charge*                      (13.43)       11.05        15.81
With sales charge (c)                      (14.73)       11.05        15.81
--------------------------------------------------------------------------------
JUNDT U.S. EMERGING GROWTH CLASS I         (12.63)       12.15        16.97
--------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX                   (9.23)        2.87         4.20
--------------------------------------------------------------------------------
LIPPER SMALL CAP GROWTH FUND INDEX         (12.97)        7.64         9.16
--------------------------------------------------------------------------------

 * Applicable to investors who purchased shares at net asset value (without sales charges).
(a)maximum initial sales charge of 5.75%.
(b)a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within seven years of purchase.
(c)a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within eighteen months of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on January 2, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $23,736, $24,111 and $25,601, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.
(2)The Lipper Small Cap Growth Fund Index is the composite performance of the 30 largest "small company growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 29, 1995.
(3)The Russell 2000 Growth Index measures the performance of the companies within the Russell 2000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is January 2, 1996.
(4)Inception dates are January 2, 1996, for the Fund's shares and the Russell 2000 Growth Index, and December 29, 1995, for Lipper Small Cap Growth Fund Index data.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTMENTS IN SMALLER-CAPITALIZATION COMPANIES MAY EXPERIENCE GREATER DAILY PRICE FLUCTUATIONS THAN INVESTMENTS IN LARGER COMPANIES.

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS                          December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                       Number of Shares             Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (3.6%)
----------------------------------------------------------------------------------------------------------
   Kos Pharmaceuticals, Inc. (b)                               65,600      $ 2,441,068         $ 2,269,760
                                                                          --------------------------------
                                                                             2,441,068           2,269,760
                                                                          --------------------------------
CLIENT SERVER SOFTWARE (1.3%)
----------------------------------------------------------------------------------------------------------
   i2 Technologies, Inc. (b)                                  100,000          709,750             790,000
                                                                          --------------------------------
                                                                               709,750             790,000
                                                                          --------------------------------
COMPUTER HARDWARE (2.8%)
----------------------------------------------------------------------------------------------------------
   Numerical Technologies, Inc. (b)                            50,000          720,016           1,760,000
                                                                          --------------------------------
                                                                               720,016           1,760,000
                                                                          --------------------------------
COMPUTER SERVICES/SOFTWARE (6.1%)
----------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)(d)                               433,700        5,554,624           2,922,531
   Quovadx, Inc. (b)                                           98,500        1,442,676             901,275
                                                                          --------------------------------
                                                                             6,997,300           3,823,806
                                                                          --------------------------------
ENERGY (5.1%)
----------------------------------------------------------------------------------------------------------
   Encore Acquisition Company (b)                             203,300        2,972,450           2,705,923
   Foster Wheeler Ltd.                                         98,400        1,446,008             501,840
                                                                          --------------------------------
                                                                             4,418,458           3,207,763
                                                                          --------------------------------
HEALTHCARE SERVICES (3.1%)
----------------------------------------------------------------------------------------------------------
   Allscripts Healthcare Solutions, Inc. (b)                  596,200        2,643,045           1,931,688
                                                                          --------------------------------
                                                                             2,643,045           1,931,688
                                                                          --------------------------------
INTERACTIVE MEDIA (2.7%)
----------------------------------------------------------------------------------------------------------
   Concurrent Computer Corporation (b)                        114,900        1,284,176           1,706,265
                                                                          --------------------------------
                                                                             1,284,176           1,706,265
                                                                          --------------------------------
INTERNET TECHNOLOGY (4.6%)
----------------------------------------------------------------------------------------------------------
   Cognos, Inc. (b)                                            50,000        1,684,375           1,250,000
   Expedia, Inc. -- Class A (b)                                40,000          966,050           1,624,400
                                                                          --------------------------------
                                                                             2,650,425           2,874,400
                                                                          --------------------------------


See accompanying notes to schedule of investments.                            11

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                       Number of Shares             Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------
MEDICAL DEVICES/DRUGS (13.5%)
----------------------------------------------------------------------------------------------------------
   Align Technology, Inc. (b)                                 252,500      $   893,728         $ 1,136,250
   ATS Medical, Inc. (b)                                      307,000        4,514,422           1,627,100
   BioSphere Medical Inc. (b)                                 100,000        1,100,000           1,127,000
   Curon Medical Inc. (b)                                     150,000        1,726,890             660,000
   CV Therapeutics, Inc. (b)                                   28,500          573,900           1,482,570
   Intuitive Surgical, Inc. (b)                               195,600        1,760,400           1,961,868
   ORATEC Interventions, Inc. (b)                              74,000          337,935             478,780
                                                                          --------------------------------
                                                                            10,907,275           8,473,568
                                                                          --------------------------------
MISCELLANEOUS (9.1%)
----------------------------------------------------------------------------------------------------------
   Edison Schools Inc. (b)                                     42,600          768,125             837,090
   Harman International                                        91,100        3,215,525           4,108,610
   Pride International, Inc. (b)                               48,400          940,543             730,840
                                                                          --------------------------------
                                                                             4,924,193           5,676,540
                                                                          --------------------------------
OIL FIELD MACHINERY (3.6%)
----------------------------------------------------------------------------------------------------------
   National -- Oilwell, Inc. (b)                               39,500        1,445,868             814,095
   Oil States International, Inc. (b)                         160,000        1,550,760           1,456,000
                                                                          --------------------------------
                                                                             2,996,628           2,270,095
                                                                          --------------------------------
RESTAURANTS (16.0%)
----------------------------------------------------------------------------------------------------------
   AFC Enterprises, Inc. (b)                                  152,700        2,824,990           4,335,153
   Buca, Inc. (b)                                              70,000        1,241,451           1,134,700
   Famous Dave's of America, Inc. (b)(d)                      623,100        1,350,443           4,554,861
                                                                          --------------------------------
                                                                             5,416,884          10,024,714
                                                                          --------------------------------
RETAIL (1.4%)
----------------------------------------------------------------------------------------------------------
   Linens 'n Things, Inc. (b)                                  35,000          722,093             892,500
                                                                          --------------------------------
                                                                               722,093             892,500
                                                                          --------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (11.9%)
----------------------------------------------------------------------------------------------------------
   Nextel Partners, Inc. -- Class A (b)                        58,300          606,705             699,600
   Sirius Satellite Radio Inc. (b)                            114,900        2,500,154           1,336,287
   WebEx Communications, Inc. (b)                             100,700        1,468,336           2,502,395
   XM Satellite Radio Holdings Inc. -- Class A (b)            160,200        3,570,045           2,941,272
                                                                          --------------------------------
                                                                             8,145,240           7,479,554
                                                                          --------------------------------

TOTAL COMMON STOCKS (84.8%)                                                 54,976,551          53,180,653
                                                                          ================================


See accompanying notes to schedule of investments.                            12

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2001
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES

Industry Description and Issue                       Principal Amount             Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (9.6%)
----------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 1.25%
   acquired on 12/31/01 and due 1/2/02 with proceeds of
   $6,000,417 collateralized by $6,672,679 FHLMC,
   6.000%, due 5/1/16, value including accrued interest,
   $6,120,210.                                             $6,000,000      $ 6,000,000         $ 6,000,000
                                                                          --------------------------------

TOTAL SHORT-TERM SECURITIES (9.6%)                                           6,000,000           6,000,000
                                                                          ================================
   Total investments in securities (94.4%)                                 $60,976,551(c)       59,180,653
                                                                          ============
   Other assets in excess of liabilities (5.6%)                                                  3,517,115
                                                                                              ------------

NET ASSETS (100.0%)                                                                            $62,697,768
                                                                                              ============

Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Cost for federal income tax purposes at December 31, 2001, was $61,136,315. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

       ------------------------------------------------------------------
       Gross unrealized appreciation                         $ 12,367,349
       Gross unrealized depreciation                          (14,323,011)
                                                             ------------
       Net unrealized depreciation                           $ (1,955,662)
       ------------------------------------------------------------------

   (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of Jundt Funds, Inc., as defined in the Investment Company Act of 1940 at or during the period ended December 31, 2001.

       The activity for investments in Common Stocks of Affiliates is as follows:

                                    BEGINNING    PURCHASE      SALES       ENDING    DIVIDEND   NET REALIZED
        DESCRIPTION                    COST        COST        COST         COST      INCOME    GAINS/LOSSES
        ----------------------------------------------------------------------------------------------------
        Famous Dave's of America   $ 2,612,100   $ 15,000   $1,276,657   $1,350,443    $  --     $ 2,428,073
        Heartport, Inc.              5,788,219         --    5,788,219           --       --      (2,058,598)
        Immersion Corporation        5,091,875    462,749           --    5,554,624       --              --
        ----------------------------------------------------------------------------------------------------
        Total                      $13,492,194   $477,749   $7,064,876   $6,905,067    $  --     $   369,475
        ----------------------------------------------------------------------------------------------------

   (e) Cash in the amount of $346,500, pledged as initial margin deposit for long futures contracts entered into as of December 31, 2001:

                                                              UNREALIZED
       CONTRACTS     ISSUE                  MARKET VALUE     DEPRECIATION
       ------------------------------------------------------------------
       21            NASDAQ 100 -
                     Mar 2002                $3,325,350        $(88,809)
       ------------------------------------------------------------------

       21            Total                   $3,325,350        $(88,809)
       ==================================================================

    ADR - American Depositary Receipt


See accompanying notes to financial statements.                               13

JUNDT ASSOCIATES' APPROACH TO INVESTING: OPPORTUNITY FUND


THE OPPORTUNITY FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE CAPITAL APPRECIATION BY utilizing an aggressive yet very flexible investment program. While a percentage of equity holdings in the Opportunity Fund may at times mirror those in the Growth and the U.S. Emerging Growth Funds, the Opportunity Fund also may sell securities short, invest in options and futures contracts and leverage the portfolio. These investment techniques, among others, may be utilized by Jundt Associates, the investment adviser, to enable the Opportunity Fund to achieve its objective of capital appreciation. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2001
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                                 Biotechnology   10.0%
                                         Cable    6.9%
                             Computer Hardware    1.7%
                    Computer Services/Software    9.0%
                                        Energy   10.3%
                             Interactive Media   14.2%
                           Internet Technology    1.9%
                         Medical Devices/Drugs   18.7%
                                 Miscellaneous    6.4%
                                   Restaurants    3.6%
                                        Retail    6.5%
             Telecommunications Infrastructure    5.0%
           Wireless/Telecommunication Services    7.3%

             Short-term Securities/Liabilities
                     in excess of Other Assets   (1.5)%

PERFORMANCE DATA: OPPORTUNITY FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                               [PLOT POINTS CHART]

                 JUNDT                    JUNDT
           OPPORTUNITY FUND(1)      OPPORTUNITY FUND(1)                                        LIPPER MULTI
            (Class A shares          (Class A shares       RUSSELL 1000       RUSSELL 3000      CAP GROWTH
          without sales charge)*    with sales charge)    GROWTH INDEX(2)   GROWTH INDEX(3)    FUND INDEX(4)
          ----------------------    ------------------    ---------------   ---------------   -------------
12/31/01         $18,755                  $17,771             $14,781          $14,658           $14,201


AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2001)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       SINCE
                                          1-YEAR        5-YEAR      INCEPTION(5)
--------------------------------------------------------------------------------
JUNDT OPPORTUNITY CLASS A
Without sales charge*                     (30.34)%       13.70%        13.37%
With sales charge (a)                     (34.36)        12.37         12.04
--------------------------------------------------------------------------------
JUNDT OPPORTUNITY CLASS B
Without sales charge*                     (30.91)        12.87         12.54
With sales charge (b)                     (35.05)        12.50         12.29
--------------------------------------------------------------------------------
JUNDT OPPORTUNITY CLASS C
Without sales charge*                     (30.90)        12.85         12.52
With sales charge (c)                     (31.93)        12.85         12.52
--------------------------------------------------------------------------------
JUNDT OPPORTUNITY CLASS I                 (30.18)        14.00         13.66
--------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX                 (20.42)         8.27          7.92
--------------------------------------------------------------------------------
RUSSELL 3000 GROWTH INDEX                 (19.63)         7.72          7.43
--------------------------------------------------------------------------------
LIPPER MULTI CAP GROWTH FUND INDEX        (25.16)         8.13          7.97
--------------------------------------------------------------------------------

 * Applicable to investors who purchased shares at net asset value (without sales charges).
(a)maximum initial sales charge of 5.75%.
(b)a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within seven years of purchase.
(c)a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within eighteen months of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on December 26, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $17,610, $18,070 and $19,007, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.
(2)The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. The Russell 1000 Growth Index is widely recognized as a performance benchmark for large-cap growth funds. However, because the Russell 3000 Growth Index is better suited to the fund's "multi-cap" style investment strategy, the Russell 3000 Growth Index will be used in future reports and the Russell 1000 Growth Index will be eliminated from future reports. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 26, 1996.
(3)The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. THE RUSSELL INDEXES ARE NOT ACTUAL INVESTMENTS AND DO NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR. Inception date for index data is December 26, 1996.
(4)The Lipper Multi Cap Growth Fund Index is the composite performance of the 30 largest "multi cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 26, 1996.
(5)Inception date is December 26, 1996, for both the Fund's shares and the indexes.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK.

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS                                        December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                       Number of Shares             Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (10.0%)
----------------------------------------------------------------------------------------------------------
   Genentech, Inc. (b)                                          8,400      $   348,441         $   455,700
   Immunex Corporation (b)                                     77,300        2,202,567           2,141,983
   Kos Pharmaceuticals, Inc. (b)                               91,400        3,375,716           3,162,440
   Neose Technologies, Inc. (b)                                15,000          497,501             549,300
   Sepracor Inc. (b)                                           35,100        1,391,829           2,002,806
                                                                          --------------------------------
                                                                             7,816,054           8,312,229
                                                                          --------------------------------
CABLE (6.9%)
----------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)                196,900        3,874,631           3,235,067
   Cox Communications Inc. -- Class A (b)                      59,800        2,476,380           2,506,218
                                                                          --------------------------------
                                                                             6,351,011           5,741,285
                                                                          --------------------------------
COMPUTER HARDWARE (1.7%)
----------------------------------------------------------------------------------------------------------
   Intel Corporation                                           45,400        1,370,864           1,427,830
                                                                          --------------------------------
                                                                             1,370,864           1,427,830
                                                                          --------------------------------
COMPUTER SERVICES/SOFTWARE (9.0%)
----------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)(d)                               434,000        5,838,758           2,924,552
   Intuit, Inc. (b)(e)                                         28,000          911,330           1,197,840
   Microsoft Corporation (b)(e)                                50,000        2,603,000           3,312,500
                                                                          --------------------------------
                                                                             9,353,088           7,434,892
                                                                          --------------------------------
ENERGY (10.3%)
----------------------------------------------------------------------------------------------------------
   GlobalSantaFe Corporation                                   58,800        2,085,453           1,676,976
   Helmerich & Payne, Inc.                                     44,500        1,377,404           1,485,410
   Schlumberger Limited                                        83,500        5,060,586           4,588,325
   Smith International, Inc. (b)                               14,500          883,920             777,490
                                                                          --------------------------------
                                                                             9,407,363           8,528,201
                                                                          --------------------------------
INTERACTIVE MEDIA (14.2%)
----------------------------------------------------------------------------------------------------------
   Comcast Corporation (b)                                     58,600        2,085,936           2,109,600
   EchoStar Communications Corporation -- Class A (b)         109,200        1,566,477           2,999,724
   Gemstar-TV Guide International, Inc. (b)                   138,097        6,153,547           3,825,287
   General Motors Corporation -- Class H (b)                  183,400        4,867,097           2,833,530
                                                                          --------------------------------
                                                                            14,673,057          11,768,141
                                                                          --------------------------------
INTERNET TECHNOLOGY (1.9%)
----------------------------------------------------------------------------------------------------------
   AOL Time Warner Inc. (b)                                    49,900        1,695,667           1,601,790
                                                                          --------------------------------
                                                                             1,695,667           1,601,790
                                                                          --------------------------------


See accompanying notes to schedule of investments.                            16

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                       Number of Shares             Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------
MEDICAL DEVICES/DRUGS (18.7%)
----------------------------------------------------------------------------------------------------------
   Novartis AG -- ADR                                         134,600      $ 5,293,717         $ 4,912,900
   Pfizer Inc.                                                 57,300        2,571,223           2,283,405
   Pharmacia Corporation                                       71,800        2,816,280           3,062,270
   Schering-Plough Corporation                                102,800        3,919,283           3,681,268
   St. Jude Medical, Inc. (b)                                  20,000        1,380,896           1,553,000
                                                                          --------------------------------
                                                                            15,981,399          15,492,843
                                                                          --------------------------------
MISCELLANEOUS (6.4%)
----------------------------------------------------------------------------------------------------------
   American Express Company (e)                                62,700        1,960,046           2,237,763
   Prudential Financial, Inc. (b)                              50,000        1,375,000           1,659,500
   Weight Watchers International, Inc. (b)                     42,000        1,350,480           1,420,440
                                                                          --------------------------------
                                                                             4,685,526           5,317,703
                                                                          --------------------------------
RESTAURANTS (3.6%)
----------------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                                  157,700        3,015,109           3,004,185
                                                                          --------------------------------
                                                                             3,015,109           3,004,185
                                                                          --------------------------------
RETAIL (6.5%)
----------------------------------------------------------------------------------------------------------
   AutoZone, Inc. (b)                                          39,900        2,403,674           2,362,220
   Target Corporation                                          73,900        1,785,636           3,033,595
                                                                          --------------------------------
                                                                             4,189,310           5,395,815
                                                                          --------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (5.0%)
----------------------------------------------------------------------------------------------------------
   AT&T Wireless Services Inc. (b)(e)                         290,100        6,085,790           4,168,737
                                                                          --------------------------------
                                                                             6,085,790           4,168,737
                                                                          --------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (3.4%)
----------------------------------------------------------------------------------------------------------
   Nextel Communications, Inc -- Class A (b)                  232,500        5,133,971           2,548,200
   Openwave Systems Inc. (b)                                   25,600          174,848             250,624
                                                                          --------------------------------
                                                                             5,308,819           2,798,824
                                                                          --------------------------------

TOTAL COMMON STOCKS (97.6%)                                                 89,933,057          80,992,475
                                                                          ================================


CALL OPTIONS PURCHASED

Contracts (100 shares per contract)                                               Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------
123  Schering-Plough Corporation
     Expiration February 2002
     Exercise Price $40.00                                                 $     6,273         $     6,765
508  Schering-Plough Corporation
     Expiration February 2002
     Exercise Price $42.50                                                      23,368              10,160
                                                                          --------------------------------

TOTAL CALL OPTIONS PURCHASED (0.0%)                                             29,641              16,925
                                                                          ================================


See accompanying notes to schedule of investments.                            17

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2001
--------------------------------------------------------------------------------

CONVERTIBLE BONDS

Industry Description and Issue                       Principal Amount             Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (3.9%)
----------------------------------------------------------------------------------------------------------
   Nextel Communications, 6.000% due 06/01/2011,
   convertible into NXTL common stock                      $4,374,000      $ 4,310,828         $ 3,285,968
                                                                          --------------------------------

TOTAL CONVERTIBLE BONDS (3.9%)                                               4,310,828           3,285,968
                                                                          ================================
   Total investments in securities (101.5%)                                $94,273,526(c)       84,295,368
                                                                          ============
   Liabilities in excess of other assets (-1.5%)                                                (1,283,326)
                                                                                              ------------

NET ASSETS (100.0%)                                                                            $83,012,042
                                                                                              ============

Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Cost for federal income tax purposes at December 31, 2001, was $96,128,863. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

       ------------------------------------------------------------------
       Gross unrealized appreciation                         $  6,994,611
       Gross unrealized depreciation                          (18,828,106)
                                                             ------------
       Net unrealized depreciation                           $(11,833,495)
       ------------------------------------------------------------------

   (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of Jundt Funds, Inc., as defined in the Investment Company Act of 1940 at or during the period ended December 31, 2001.

       The activity for investments in Common Stocks of Affiliates is as follows:

                                 BEGINNING    PURCHASE    SALES     ENDING     DIVIDEND   NET REALIZED
        DESCRIPTION                COST        COST       COST      COST        INCOME    GAINS/LOSSES
        ----------------------------------------------------------------------------------------------
        Immersion Corporation   $5,023,479    $815,279    $  --   $5,838,758    $  --        $  --
        ----------------------------------------------------------------------------------------------
        Total                   $5,023,479    $815,279    $  --   $5,838,758    $  --        $  --
        ----------------------------------------------------------------------------------------------

   (e) Securities pledged, with a market value of $10,916,840, as collateral for short sales entered into as of December 31, 2001:

       SHARES             ISSUE                               MARKET VALUE
       -------------------------------------------------------------------
       13,200             Capital One Financial Corporation    $  712,140
       30,300             3M Company                            3,581,763
       -------------------------------------------------------------------
       Total (Proceeds -- $4,178,185)                           4,293,903
       ===================================================================

       Cash in the amount of $1,683,000, pledged as initial margin deposit for long futures contracts entered into as of December 31, 2001:

                                                               UNREALIZED
       CONTRACTS   ISSUE                      MARKET VALUE    DEPRECIATION
       -------------------------------------------------------------------
       102         NASDAQ 100 - Mar 2002      $16,151,700      $(589,823)
       -------------------------------------------------------------------
       102         Total                      $16,151,700      $(589,823)
       ===================================================================

       ADR -- American Depositary Receipt


See accompanying notes to financial statements.                               18

JUNDT ASSOCIATES' APPROACH TO INVESTING: TWENTY-FIVE FUND


THE TWENTY-FIVE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE LONG-TERM CAPITAL appreciation by investing in a more concentrated portfolio of approximately, but not less than, 25 issues of common stock. In selecting investments for the Fund's portfolio, Jundt Associates employs a fundamental "bottom up" approach in seeking to identify companies with strong revenue growth. The companies invested in by the Fund will typically be companies that also are represented in the other Jundt Funds. Because this Fund is a non-diversified Fund, Jundt Associates may, with respect to 50% of the assets of the Fund, use broad investment discretion in the pursuit of the investment objective. However, investment company regulations require that at least 50% of the Fund's assets must be fully diversified. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2001
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                                 Biotechnology    9.0%
                                         Cable    4.1%
                    Computer Services/Software   12.3%
                                        Energy    7.7%
                             Interactive Media   13.4%
                         Medical Devices/Drugs   18.0%
                                 Miscellaneous    2.2%
                                   Restaurants    4.6%
                                        Retail   10.5%
             Telecommunications Infrastructure    6.7%
           Wireless/Telecommunication Services   12.9%

             Short-term Securities/Liabilities
                     in excess of Other Assets   (1.4)%

PERFORMANCE DATA: TWENTY-FIVE FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [PLOT POINTS CHART]

                   JUNDT                   JUNDT
             TWENTY-FIVE FUND(1)     TWENTY-FIVE FUND(1)                                      LIPPER MULTI CAP
              (Class A shares         (Class A shares       RUSSELL 1000      RUSSELL 3000         GROWTH
            without sales charge)*   with sales charge)    GROWTH INDEX(2)   GROWTH INDEX(3)    FUND INDEX(4)
            ----------------------   ------------------    ---------------   ---------------    -------------
12/31/01           $15,448                $14,637              $11,403           $11,165           $12,022


AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2001)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       SINCE
                                                   1-YEAR           INCEPTION(5)
--------------------------------------------------------------------------------
JUNDT TWENTY-FIVE CLASS A
Without sales charge*                              (22.85)%            11.49%
With sales charge (a)                              (27.29)              9.85
--------------------------------------------------------------------------------
JUNDT TWENTY-FIVE CLASS B
Without sales charge*                              (23.43)             10.57
With sales charge (b)                              (26.89)              9.86
--------------------------------------------------------------------------------
JUNDT TWENTY-FIVE CLASS C
Without sales charge*                              (23.48)             10.64
With sales charge (c)                              (24.34)             10.64
--------------------------------------------------------------------------------
JUNDT TWENTY-FIVE CLASS I                          (22.64)             11.76
--------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX                          (20.42)              3.33
--------------------------------------------------------------------------------
RUSSELL 3000 GROWTH INDEX                          (19.63)              3.02
--------------------------------------------------------------------------------
LIPPER MULTI CAP GROWTH FUND INDEX                 (25.16)              4.71
--------------------------------------------------------------------------------

 * Applicable to investors who purchased shares at net asset value (without sales charges).
(a)maximum initial sales charge of 5.75%.
(b)a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within seven years of purchase.
(c)a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within eighteen months of purchase.


(1)Total return is based on a hypothetical investment at the Fund's inception on December 31, 1997. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $14,498, $14,986 and $15,602, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.
(2)The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. The Russell Growth Index is widely recognized as a performance benchmark for large-cap growth funds. However, because the Russell 3000 Growth Index is better suited to the fund's "multi-cap" style investment strategy, the Russell 3000 Growth Index will be used in future reports and the Russell 1000 Growth Index will be eliminated from future reports. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 31, 1997.
(3)The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. THE RUSSELL INDEXES ARE NOT ACTUAL INVESTMENTS AND DO NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR. INCEPTION DATE FOR INDEX DATA IS DECEMBER 31, 1997.
(4)The Lipper Multi Cap Growth Fund Index is the composite performance of the 30 largest "multi cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 31, 1997.
(5)Inception date is December 31, 1997, for the Fund's shares and the indexes.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NON-DIVERSIFIED MUTUAL FUNDS MAY EXPERIENCE GREATER PRICE VOLATILITY THAN DIVERSIFIED MUTUAL FUNDS.

                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS                                        December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                       Number of Shares             Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (9.0%)
----------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                              11,100       $  679,196          $  626,484
   Immunex Corporation (b)                                     26,200          925,075             726,002
   Kos Pharmaceuticals, Inc. (b)                               30,200        1,061,338           1,044,920
                                                                           -------------------------------
                                                                             2,665,609           2,397,406
                                                                           -------------------------------
CABLE (4.1%)
----------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)                 66,500        1,268,703           1,092,595
                                                                           -------------------------------
                                                                             1,268,703           1,092,595
                                                                           -------------------------------
COMPUTER SERVICES/SOFTWARE (12.3%)
----------------------------------------------------------------------------------------------------------
   Immerson Corporation (b)(d)                                130,400        2,858,092             878,713
   Intuit Inc. (b)(e)                                          15,600          789,588             667,368
   KPMG Consulting Inc. (b)                                    22,800          410,400             377,796
   Microsoft Corporation (b)(e)                                20,800        1,109,019           1,378,000
                                                                           -------------------------------
                                                                             5,167,099           3,301,877
                                                                           -------------------------------
ENERGY (7.7%)
----------------------------------------------------------------------------------------------------------
   Schlumberger Limited                                        37,500        2,231,985           2,060,625
                                                                           -------------------------------
                                                                             2,231,985           2,060,625
                                                                           -------------------------------
INTERACTIVE MEDIA (13.4%)
----------------------------------------------------------------------------------------------------------
   Comcast Corporation -- Class A (b)                          20,100          715,888             723,600
   EchoStar Communications Corporation -- Class A (b)          57,600          876,952           1,582,272
   Gemstar-TV Guide International, Inc. (b)                    46,000        1,794,291           1,274,200
                                                                           -------------------------------
                                                                             3,387,131           3,580,072
                                                                           -------------------------------
MEDICAL DEVICES/DRUGS (18.0%)
----------------------------------------------------------------------------------------------------------
   Novartis AG -- ADR                                          40,000        1,507,091           1,460,000
   Pfizer Inc.                                                 17,100          767,328             681,435
   Pharmacia Corporation                                       23,700          964,522           1,010,805
   Schering-Plough Corporation                                 28,500        1,035,010           1,020,585
   St. Jude Medical, Inc. (b)                                   8,300          573,198             644,495
                                                                           -------------------------------
                                                                             4,847,149           4,817,320
                                                                           -------------------------------


See accompanying notes to schedule of investments.                            21

                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                       Number of Shares             Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------
MISCELLANEOUS (2.2%)
----------------------------------------------------------------------------------------------------------
   American Express Company (e)                                16,300      $   490,494         $   581,747
                                                                          --------------------------------
                                                                               490,494             581,747
                                                                          --------------------------------
RESTAURANTS (4.6%)
----------------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                                   64,600        1,036,262           1,230,630
                                                                          --------------------------------
                                                                             1,036,262           1,230,630
                                                                          --------------------------------
RETAIL (10.5%)
----------------------------------------------------------------------------------------------------------
   Target Corporation                                          30,600          763,083           1,256,130
   Wal-Mart Stores, Inc.                                       26,800        1,293,809           1,542,340
                                                                          --------------------------------
                                                                             2,056,892           2,798,470
                                                                          --------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (6.7%)
----------------------------------------------------------------------------------------------------------
   AT&T Wireless Services Inc. (b)                            125,100        2,668,995           1,797,687
                                                                          --------------------------------
                                                                             2,668,995           1,797,687
                                                                          --------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (0.9%)
----------------------------------------------------------------------------------------------------------
   Sirius Satellite Radio Inc. (b)                             20,700          518,483             240,741
                                                                          --------------------------------
                                                                               518,483             240,741
                                                                          --------------------------------

TOTAL COMMON STOCKS (89.4%)                                                 26,338,802          23,899,170
                                                                          ================================


See accompanying notes to schedule of investments.                            22

                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2001
--------------------------------------------------------------------------------

CONVERTIBLE BONDS

Industry Description and Issue                       Principal Amount             Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (12.0%)
----------------------------------------------------------------------------------------------------------
   Nextel Communications, 6.000% due 06/01/2011,
   convertible into NXTL common stock                      $1,319,000      $ 1,298,858         $   990,899
   XM Satellite Radio Holdings, 7.750% due 03/01/2006,
   convertible into XMSR common stock                       1,350,000        1,350,000           2,202,188
                                                                          --------------------------------
                                                                             2,648,858           3,193,087
                                                                          --------------------------------

TOTAL CONVERTIBLE BONDS (12.0%)                                              2,648,858           3,193,087
                                                                          ================================
   Total investments in securities (101.4%)                                $28,987,660(c)       27,092,257
                                                                          ============
   Liabilities in excess of other assets (-1.4%)                                                  (372,546)
                                                                                              ------------

NET ASSETS (100.0%)                                                                            $26,719,711
                                                                                              ============

Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Cost for federal income tax purposes at December 31, 2001, was $29,360,974. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

       -------------------------------------------------------------------
       Gross unrealized appreciation                           $ 3,268,434
       Gross unrealized depreciation                            (5,537,151)
                                                               -----------
       Net unrealized depreciation                             $(2,268,717)
       -------------------------------------------------------------------

   (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of Jundt Funds, Inc., as defined in the Investment Company Act of 1940 at or during the period ended December 31, 2001.

       The activity for investments in Common Stocks of Affiliates is as follows:

                                BEGINNING    PURCHASE     SALES       ENDING    DIVIDEND   NET REALIZED
        DESCRIPTION                COST        COST        COST        COST      INCOME    GAINS/LOSSES
        -----------------------------------------------------------------------------------------------
        Heartport, Inc.        $3,590,345    $    --   $3,590,345   $       --   $  --     $ (1,457,211)
        Immerson Corporation    2,800,163     57,929           --    2,858,092      --                --
        -----------------------------------------------------------------------------------------------
        Total                  $6,390,508    $57,929   $3,590,345   $2,858,092   $  --     $ (1,457,211)
        -----------------------------------------------------------------------------------------------

   (e) Cash in the amount of $297,000, pledged as initial margin deposit for long futures contracts entered into as of December 31, 2001:

                                                               UNREALIZED
       CONTRACTS     ISSUE                   MARKET VALUE     DEPRECIATION
       -------------------------------------------------------------------
       18            NASDAQ 100 - Mar 2002    $2,850,300       $(86,087)
       -------------------------------------------------------------------
       18            Total                    $2,850,300       $(86,087)
       ===================================================================

       ADR -- American Depositary Receipt


See accompanying notes to financial statements.                               23

JUNDT ASSOCIATES' APPROACH TO INVESTING: MID-CAP GROWTH FUND


THE MID-CAP GROWTH FUND'S INVESTMENT OBJECTIVE IS LONG-TERM CAPITAL appreciation. The Fund will maintain a core portfolio of 30 to 50 stocks of primarily medium-size American companies. These include the companies that comprise the S&P Mid-Cap 400 Index (which currently have market capitalizations ranging from about $330 million to approximately $9 billion). In selecting investments for the Fund's portfolio, Jundt Associates employs a fundamental "bottom up" approach in seeking to identify companies with strong revenue growth. The companies invested in by the Fund may be companies that also are represented in other Jundt Funds. Please see the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2001
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                                 Biotechnology   11.9%
                        Client Server Software    2.0%
                    Computer Services/Software    4.8%
                                        Energy   14.5%
                           Healthcare Services    1.4%
                             Interactive Media   14.3%
                         Medical Devices/Drugs    3.3%
                                 Miscellaneous   12.4%
                           Old Field Machinery    0.2%
                                   Restaurants   12.3%
                                        Retail    1.3%
           Wireless/Telecommunication Services    2.8%
             Short-term Securities/Liabilities
                     in excess of Other Assets   18.8%

PERFORMANCE DATA: MID-CAP GROWTH FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [PLOT POINTS CHART]

                JUNDT MID-CAP          JUNDT MID-CAP
                GROWTH FUND(1)         GROWTH FUND(1)          RUSSELL         LIPPER MID-CAP
               (Class A shares        (Class A shares          MIDCAP              GROWTH
            without sales charge)*   with sales charge)    GROWTH INDEX(2)     FUND INDEX(3)
            ----------------------   ------------------    ---------------    --------------
12/31/01           $8,635                 $8,182               $6,346             $6,283


AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2001)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       SINCE
                                                    1-YEAR          INCEPTION(4)
--------------------------------------------------------------------------------
JUNDT MID-CAP GROWTH CLASS A
Without sales charge*                               (21.27)%           (9.30)%
With sales charge (a)                               (25.80)           (12.80)
--------------------------------------------------------------------------------
JUNDT MID-CAP GROWTH CLASS B
Without sales charge*                               (21.92)           (10.02)
With sales charge (b)                               (26.53)           (12.90)
--------------------------------------------------------------------------------
JUNDT MID-CAP GROWTH CLASS C
Without sales charge*                               (21.84)           (10.01)
With sales charge (c)                               (23.00)           (10.01)
--------------------------------------------------------------------------------
JUNDT MID-CAP GROWTH CLASS I                        (20.97)            (9.02)
--------------------------------------------------------------------------------
RUSSELL MIDCAP GROWTH INDEX                         (20.15)           (26.64)
--------------------------------------------------------------------------------
LIPPER MID-CAP GROWTH FUND INDEX                    (21.07)           (26.15)
--------------------------------------------------------------------------------

 * Applicable to investors who purchased shares at net asset value (without sales charges).
(a)maximum initial sales charge of 5.75%.
(b)a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within six years of purchase.
(c)a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within eighteen months of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on June 30, 2000. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $8,197, $8,432 and $8,675, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.
(2)The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forcasted growth values. The stocks are also members of the Russell 1000 Growth index. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is June 30, 2000.
(3)The Lipper Mid-Cap Growth Fund Index is the composite performance of the 30 largest "mid-cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is June 30, 2000.
(4)Inception date is June 30, 2000, for the Fund's shares and the Russell Midcap Growth Index and the Lipper Mid-Cap Growth Fund Index.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NON-DIVERSIFIED MUTUAL FUNDS MAY EXPERIENCE GREATER PRICE VOLATILITY THAN DIVERSIFIED MUTUAL FUNDS.

                                                       Jundt Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS                                        December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                       Number of Shares             Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (11.9%)
----------------------------------------------------------------------------------------------------------
   IDEC Pharmaceuticals Corporation (b)                         4,200       $  233,898          $  289,506
   Kos Pharmaceuticals, Inc. (b)                               13,700          472,529             474,020
   Sepracor Inc. (b)                                           11,600          740,563             661,896
                                                                           -------------------------------
                                                                             1,446,990           1,425,422
                                                                           -------------------------------
CLIENT SERVER SOFTWARE (2.0%)
----------------------------------------------------------------------------------------------------------
   PeopleSoft, Inc. (b)                                         6,100          144,717             245,220
                                                                           -------------------------------
                                                                               144,717             245,220
                                                                           -------------------------------
COMPUTER SERVICES/SOFTWARE (4.8%)
----------------------------------------------------------------------------------------------------------
   Check Point Software Technologies Ltd. (b)                   3,000           90,450             119,670
   Intuit Inc. (b)(e)                                          10,600          400,279             453,468
                                                                           -------------------------------
                                                                               490,729             573,138
                                                                           -------------------------------
ENERGY (14.5%)
----------------------------------------------------------------------------------------------------------
   BJ Services Company (b)                                     19,000          738,335             616,550
   GlobalSantaFe Corporation                                   20,036          805,454             571,427
   Nabors Industries, Inc. (b)                                  6,000          305,345             205,980
   Noble Affiliates, Inc.                                      10,000          399,350             352,900
                                                                           -------------------------------
                                                                             2,248,484           1,746,857
                                                                           -------------------------------
HEALTHCARE SERVICES (1.4%)
----------------------------------------------------------------------------------------------------------
   Allscripts Healthcare Solutions, Inc. (b)                   50,000          330,000             162,000
                                                                           -------------------------------
                                                                               330,000             162,000
                                                                           -------------------------------
INTERACTIVE MEDIA (14.3%)
----------------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation -- Class A (b)          17,800          608,044             488,966
   Gemstar-TV Guide International, Inc. (b)                    17,300          369,276             479,210
   General Motors Corporation -- Class H (b)                   48,800        1,173,796             753,960
                                                                           -------------------------------
                                                                             2,151,116           1,722,136
                                                                           -------------------------------
MEDICAL DEVICES/DRUGS (3.3%)
----------------------------------------------------------------------------------------------------------
   Schering-Plough Corporation                                 11,000          400,746             393,910
                                                                           -------------------------------
                                                                               400,746             393,910
                                                                           -------------------------------


See accompanying notes to schedule of investments.                            26

                                                       Jundt Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                       Number of Shares             Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------
MISCELLANEOUS (12.4%)
----------------------------------------------------------------------------------------------------------
   Amdocs Limited (b)                                           7,200      $   241,486          $  244,584
   Edison Schools Inc. (b)                                     12,000          340,798             235,800
   Harman International Industries                             18,000          630,453             811,800
   Pride International, Inc. (b)                               13,200          360,696             199,320
                                                                          --------------------------------
                                                                             1,573,433           1,491,504
                                                                          --------------------------------
OIL FIELD MACHINERY (.2%)
----------------------------------------------------------------------------------------------------------
   Oil States International, Inc. (b)                           3,000           25,149              27,300
                                                                          --------------------------------
                                                                                25,149              27,300
                                                                          --------------------------------
RESTAURANTS (12.3%)
----------------------------------------------------------------------------------------------------------
   AFC Enterprises, Inc. (b)                                   34,000          631,835             965,260
   Starbucks Corporation (b)                                   26,900          525,436             512,445
                                                                          --------------------------------
                                                                             1,157,271           1,477,705
                                                                          --------------------------------
RETAIL (1.3%)
----------------------------------------------------------------------------------------------------------
   AutoZone, Inc. (b)                                           2,100           47,697             150,780
                                                                          --------------------------------
                                                                                47,697             150,780
                                                                          --------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (2.8%)
----------------------------------------------------------------------------------------------------------
   Nextel Partners, Inc. (b)                                   12,200          126,960             146,400
   Openwave Systems Inc. (b)                                    3,500           60,935              34,265
   XM Satellite Radio Holdings Inc. -- Class A (b)              8,700          166,465             159,732
                                                                          --------------------------------
                                                                               354,360             340,397
                                                                          --------------------------------

TOTAL COMMON STOCKS (81.2%)                                                 10,370,692           9,756,369
                                                                          ================================


See accompanying notes to schedule of investments.                            27

                                                       Jundt Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2001
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES

Industry Description and Issue                       Principal Amount             Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (19.5%)
----------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 1.25%
   acquired on 12/31/01 and due 1/2/02 with proceeds of
   $2,339,162 collateralized by $2,601,233 FHLMC,
   6.000%, due 5/1/16, value including accrued interest,
   $2,385,862.                                             $2,339,000     $  2,339,000         $ 2,339,000
                                                                          --------------------------------

TOTAL SHORT-TERM SECURITIES (19.5%)                                          2,339,000           2,339,000
                                                                          =================================
   Total investments in securities (100.7%)                                $12,709,692(c)       12,095,369
                                                                          ============
   Liabilities in excess of other assets (-0.7%)                                                   (87,211)
                                                                                              ------------

NET ASSETS (100.0%)                                                                            $12,008,158
                                                                                              ============

Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Cost for federal income tax purposes at December 31, 2001, was $12,768,780. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

       -------------------------------------------------------------------
       Gross unrealized appreciation                           $ 1,030,042
       Gross unrealized depreciation                            (1,703,453)
                                                               -----------
       Net unrealized depreciation                             $  (673,411)
       -------------------------------------------------------------------

   (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of Jundt Funds, Inc., as defined in the Investment Company Act of 1940 at or during the period ended December 31, 2001.

       The activity for investments in Common Stocks of Affiliates is as follows:

                          BEGINNING   PURCHASE   SALES     ENDING   DIVIDEND   NET REALIZED
        DESCRIPTION         COST        COST      COST      COST     INCOME    GAINS/LOSSES
        -----------------------------------------------------------------------------------
        Heartport, Inc.   $590,533     $  --    $590,533   $  --      $  --      $155,417
        -----------------------------------------------------------------------------------
        Total             $590,533     $  --    $590,533   $  --      $  --      $155,417
        -----------------------------------------------------------------------------------

   (e) Cash in the amount of $330,000, pledged as initial margin deposit for long futures contracts entered into as of December 31, 2001:

                                                              UNREALIZED
       CONTRACTS          ISSUE               MARKET VALUE   DEPRECIATION
       -------------------------------------------------------------------
       20          NASDAQ 100 - Mar 2002       $3,167,000    $ (149,632)
       -------------------------------------------------------------------
       20          Total                       $3,167,000    $ (149,632)
       -------------------------------------------------------------------

   ADR -- American Depositary Receipt


See accompanying notes to financial statements.                               28

JUNDT ASSOCIATES' APPROACH TO INVESTING: SCIENCE & TECHNOLOGY FUND


THE SCIENCE & TECHNOLOGY FUND'S INVESTMENT OBJECTIVE IS LONG-TERM CAPITAL appreciation. The Fund will maintain a core portfolio of 30 to 50 stocks of primarily American companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. Some of the industries in which the Fund may invest include the computer hardware and software, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and health care, chemicals and synthetic materials and e-commerce industries. In selecting investments for the Fund's portfolio, Jundt Associates employs a fundamental "bottom up" approach in seeking to identify companies with strong revenue growth. The companies invested in by the Fund may be companies that also are represented in other Jundt Funds. Please see the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2001
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                                 Biotechnology   14.3%
                        Client Server Software    2.0%
                             Computer Hardware    1.1%
                    Computer Services/Software   12.5%
                                        Energy   10.9%
                           Healthcare Services    4.5%
                             Interactive Media   13.9%
                         Medical Devices/Drugs   15.8%
                                 Miscellaneous    2.1%
             Telecommunications/Infrastructure    6.2%
           Wireless/Telecommunication Services    3.7%
             Short-term Securities/Liabilities
                     in excess of Other Assets   13.0%

PERFORMANCE DATA: SCIENCE & TECHNOLOGY FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [PLOT POINTS CHART]

                JUNDT SCIENCE &        JUNDT SCIENCE &
              TECHNOLOGY FUND(1)     TECHNOLOGY FUND(1)   LIPPER SCIENCE &       NASDAQ
               (Class A shares        (Class A shares       TECHNOLOGY         COMPOSITE
            without sales charge)*   with sales charge)    FUND INDEX(3)        INDEX(2)
            ----------------------   ------------------   ----------------      --------
12/31/01           $8,140                 $7,713               $4,178            $4,898


AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2001)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      SINCE
                                                     1-YEAR         INCEPTION(4)
--------------------------------------------------------------------------------
 JUNDT SCIENCE & TECHNOLOGY CLASS A
 Without sales charge*                              (11.14)%         (12.79)%
 With sales charge (a)                              (16.26)          (16.15)
--------------------------------------------------------------------------------
 JUNDT SCIENCE & TECHNOLOGY CLASS B
 Without sales charge*                              (11.82)          (13.36)
 With sales charge (b)                              (17.11)          (16.26)
--------------------------------------------------------------------------------
 JUNDT SCIENCE & TECHNOLOGY CLASS C
 Without sales charge*                              (11.82)          (13.36)
 With sales charge (c)                              (13.14)          (13.36)
--------------------------------------------------------------------------------
 JUNDT SCIENCE & TECHNOLOGY CLASS I                 (11.00)          (12.57)
--------------------------------------------------------------------------------
 LIPPER SCIENCE & TECHNOLOGY FUND INDEX             (34.72)          (44.11)
--------------------------------------------------------------------------------
 NASDAQ COMPOSITE INDEX                             (21.05)          (37.70)
--------------------------------------------------------------------------------

 * Applicable to investors who purchased shares at net asset value (without sales charges).
(a)maximum initial sales charge of 5.75%.
(b)a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within seven years of purchase.
(c)a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within eighteen months of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on June 30, 2000. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $7,748, $7,887 and $8,169, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.
(2)The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market & SmallCap stocks. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is June 30, 2000.
(3)The Lipper Science & Technology Fund Index is the composite performance of the 30 largest "science & technology" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is June 30, 2000.
(4)Inception date is June 30, 2000, for the Fund's shares and the NASDAQ Composite Index and the Lipper Science & Technology Fund Index.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NON-DIVERSIFIED MUTUAL FUNDS MAY EXPERIENCE GREATER PRICE VOLATILITY THAN DIVERSIFIED MUTUAL FUNDS.

                                                 Jundt Science & Technology Fund
SCHEDULE OF INVESTMENTS                                        December 31, 2001
--------------------------------------------------------------------------------
COMMON STOCKS

Industry Description and Issue                       Number of Shares             Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (14.3%)
----------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                               2,000       $  117,900          $  112,880
   Genta Incorporated (b)                                       4,800           64,800              68,304
   IDEC Pharmaceuticals Corporation (b)                         1,900          105,762             130,967
   Kos Pharmaceuticals, Inc. (b)                                6,200          212,499             214,520
   Sepracor Inc. (b)                                            5,300          348,588             302,418
                                                                           -------------------------------
                                                                               849,549             829,089
                                                                           -------------------------------
CLIENT SERVER SOFTWARE (2.0%)
----------------------------------------------------------------------------------------------------------
   PeopleSoft, Inc. (b)                                         2,900           68,165             116,580
                                                                           -------------------------------
                                                                                68,165             116,580
                                                                           -------------------------------
COMPUTER HARDWARE (1.1%)
----------------------------------------------------------------------------------------------------------
   Pixelworks, Inc. (b)                                         3,900           85,410              62,634
                                                                           -------------------------------
                                                                                85,410              62,634
                                                                           -------------------------------
COMPUTER SERVICES/SOFTWARE (12.5%)
----------------------------------------------------------------------------------------------------------
   Check Point Software Technologies Ltd. (b)                   1,400           42,210              55,846
   Immersion Corporation (b)(d)                                25,000          311,941             168,465
   Intuit Inc. (b)(e)                                           5,000          207,459             213,900
   Microsoft Corporation (b)                                    4,300          224,032             284,875
                                                                           -------------------------------
                                                                               785,642             723,086
                                                                           -------------------------------
ENERGY (10.9%)
----------------------------------------------------------------------------------------------------------
   BJ Services Company (b)                                      3,700          130,906             120,065
   Schlumberger Limited                                         6,700          381,160             368,165
   Transocean Sedco Forex Inc.                                  4,300          190,809             145,426
                                                                           -------------------------------
                                                                               702,875             633,656
                                                                           -------------------------------
HEALTHCARE SERVICES (4.5%)
----------------------------------------------------------------------------------------------------------
   Allscripts Healthcare Solutions, Inc. (b)                   81,000          320,400             262,440
                                                                           -------------------------------
                                                                               320,400             262,440
                                                                           -------------------------------
INTERACTIVE MEDIA (13.9%)
----------------------------------------------------------------------------------------------------------
   Concurrent Computer Corporation (b)                         10,600          120,570             157,410
   EchoStar Communications Corporation -- Class A (b)           9,200          302,081             252,724
   Gemstar-TV Guide International, Inc. (b)                     8,200          175,073             227,140
   General Motors Corporation -- Class H (b)                   11,000          248,978             169,950
                                                                           -------------------------------
                                                                               846,702             807,224
                                                                           -------------------------------

See accompanying notes to schedule of investments.                            31

                                                 Jundt Science & Technology Fund
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                       Number of Shares             Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------
MEDICAL DEVICES/DRUGS (15.8%)
----------------------------------------------------------------------------------------------------------
   ATS Medical, Inc. (b)                                       24,800       $  371,105          $  131,440
   Novartis AG -- ADR                                           4,600          176,650             167,900
   Pfizer Inc.                                                  3,000          134,619             119,550
   Pharmacia Corporation                                        4,500          244,259             191,925
   Schering-Plough Corporation                                  4,900          174,292             175,469
   St. Jude Medical, Inc. (b)                                   1,700          117,402             132,005
                                                                           -------------------------------
                                                                             1,218,327             918,289
                                                                           -------------------------------
MISCELLANEOUS (2.1%)
----------------------------------------------------------------------------------------------------------
   Amdocs Limited (b)                                           3,500          117,389             118,895
                                                                           -------------------------------
                                                                               117,389             118,895
                                                                           -------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (6.2%)
----------------------------------------------------------------------------------------------------------
   AT&T Wireless Services Inc. (b)(e)                          25,000          549,091             359,250
                                                                           -------------------------------
                                                                               549,091             359,250
                                                                           -------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (3.7%)
----------------------------------------------------------------------------------------------------------
   Nextel Communications, Inc. -- Class A (b)                  11,000          188,040             120,560
   Openwave Systems, Inc. (b)                                   1,700           29,597              16,643
   XM Satellite Radio Holdings Inc. (b)                         4,200           80,362              77,112
                                                                           -------------------------------
                                                                               297,999             214,315
                                                                           -------------------------------

TOTAL COMMON STOCKS (87.0%)                                                  5,841,549           5,045,458
                                                                           ===============================


See accompanying notes to schedule of investments.                            32

                                                 Jundt Science & Technology Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2001
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES

Industry Description and Issue                       Principal Amount             Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (15.7%)
----------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 1.25%
   acquired on 12/31/01 and due 1/2/02 with proceeds of
   $909,063 collateralized by $1,010,911 FHLMC, 6.000%,
   due 5/1/16, value including accrued interest,
   $927,212.                                               $  909,000       $  909,000          $  909,000
                                                                           -------------------------------

TOTAL SHORT-TERM SECURITIES (15.7%)                                            909,000             909,000
                                                                           ===============================
   Total investments in securities (102.7%)                                 $6,750,549(c)        5,954,458
                                                                           ===========
   Liabilities in excess of other assets (-2.7%)                                                  (156,778)
                                                                                               -----------

NET ASSETS (100.0%)                                                                             $5,797,680
                                                                                               ===========

Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Cost for federal income tax purposes at December 31, 2001, was $7,060,726. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

       -------------------------------------------------------------------
       Gross unrealized appreciation                           $   241,861
       Gross unrealized depreciation                            (1,348,129)
                                                               -----------
       Net unrealized depreciation                             $(1,106,268)
       -------------------------------------------------------------------

   (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of Jundt Funds, Inc., as defined in the Investment Company Act of 1940 at or during the period ended December 31, 2001.

       The activity for investments in Common Stocks of Affiliates is as follows:

                               BEGINNING    PURCHASE     SALES      ENDING    DIVIDEND   NET REALIZED
        DESCRIPTION               COST        COST       COST        COST      INCOME    GAINS/LOSSES
        ---------------------------------------------------------------------------------------------
        Heartport, Inc.          $219,712   $49,375    $269,087    $     --     $  --      $22,483
        Immersion Corporation     311,941        --          --     311,941        --           --
        ---------------------------------------------------------------------------------------------
        Total                    $531,653   $49,375    $269,087    $311,941     $  --      $22,483
        ---------------------------------------------------------------------------------------------

   (e) Securities pledged, with a market value of $573,150, as collateral for short sales entered into as of December 31, 2001:

       SHARES                               ISSUE             MARKET VALUE
       -------------------------------------------------------------------
       10,000                           Websense Inc.           $320,700
       -------------------------------------------------------------------
       Total (Proceeds - $253,491)                              $320,700
       ===================================================================

       Cash in the amount of $82,500, pledged as initial margin deposit for long futures contracts entered into as of December 31, 2001:

                                                               UNREALIZED
       CONTRACTS       ISSUE                MARKET VALUE      DEPRECIATION
       -------------------------------------------------------------------
       5               NASDAQ 100 -
                       Mar 2002               $791,750         $(37,408)
       -------------------------------------------------------------------
       5               Total                  $791,750         $(37,408)
       ===================================================================

       Cash in the amount of $82,500, pledged as initial margin deposit for long futures contracts entered into as of December 31, 2001:


ADR - American Depositary Receipt


See accompanying notes to financial statements.                               33

FINANCIAL STATEMENTS                                           December 31, 2001
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                        Jundt
                                                                                      Jundt         U.S. Emerging
                                                                                   Growth Fund       Growth Fund
-----------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------
   Investment in securities of unaffiliated issuers, at market value (note 2)
    including repurchase agreements of $4,000,000, $6,000,000, $0, $0,
    $2,339,000 and $909,000, respectively (identified cost: $43,388,015,
    $54,071,484, $88,434,768, $26,129,568, $12,709,692 and $6,438,608,
    respectively)                                                                   $41,887,139       $51,703,261
   Investment in securities of affiliated issuers, at market value (note 2)
    (identified cost: $0, $6,905,067, $5,838,758, $2,858,092, $0 and
    $311,941, respectively)                                                                  --         7,477,392
   Cash                                                                               1,570,547         4,053,664
   Receivable for securities sold                                                            --                --
   Receivable for capital shares sold                                                     5,100           129,398
   Receivable from brokers for proceeds on securities sold short                             --                --
   Dividends and accrued interest receivable                                             20,711               208
   Deferred organizational costs                                                             --                --
   Prepaid expenses and other assets                                                     38,898            46,244
                                                                                  -------------------------------
   Total assets                                                                      43,522,395        63,410,167
                                                                                  -------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------
   Common stocks sold short, at market value (proceeds -- $0, $0,
    $4,178,185, $0, $0 and $253,491, respectively)                                           --                --
   Loans payable (note 5)                                                                    --                --
   Payable for securities purchased                                                     476,699                --
   Payable for capital shares redeemed                                                   48,438           420,330
   Payable for futures contracts                                                         97,200            85,050
   Accrued investment advisory fee                                                       36,634            50,751
   Accrued administration fee                                                            15,773            18,546
   Accrued distribution fee                                                               4,924            62,915
   Interest payable (note 5)                                                                 --                --
   Accrued expenses and other liabilities                                                56,671            76,501
                                                                                  -------------------------------
   Total liabilities                                                                    736,339           714,093
                                                                                  -------------------------------
   Net assets applicable to outstanding capital stock                               $42,786,056       $62,696,074
                                                                                  ===============================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               34

                                                               December 31, 2001
--------------------------------------------------------------------------------

          Jundt            Jundt          Jundt            Jundt
       Opportunity      Twenty-Five      Mid-Cap         Science &
           Fund            Fund        Growth Fund    Technology Fund
---------------------------------------------------------------------

---------------------------------------------------------------------




        $81,370,816     $26,213,544     $12,095,369       $5,785,993

          2,924,552         878,713              --          168,465
          1,676,127         292,757         330,789           82,503
                 --              --              --            1,530
            106,747           1,496           1,089               --
          4,674,545              --              --          253,491
             39,437          50,377             732            1,288
                 --           6,304              --               --
             36,725          39,512          17,903           17,478
--------------------------------------------------------------------
         90,828,949      27,482,703      12,445,882        6,310,748
--------------------------------------------------------------------

--------------------------------------------------------------------

          4,293,903              --              --          320,700
          1,097,000         196,000              --               --
          1,373,746         309,241         241,486          117,389
            310,147          63,085          43,333               --
            413,100          72,900          81,000           20,250
             92,935          29,700          13,402            6,245
             23,405          15,304          15,144           15,262
             81,260          28,766          11,390            5,111
                434              26              --               --
            130,977          47,970          31,969           28,111
--------------------------------------------------------------------
          7,816,907         762,992         437,724          513,068
--------------------------------------------------------------------
        $83,012,042     $26,719,711     $12,008,158       $5,797,680
====================================================================



--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (continued)                               December 31, 2001
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

                                                                                                      Jundt
                                                                                   Jundt          U.S. Emerging
                                                                                Growth Fund        Growth Fund
----------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
----------------------------------------------------------------------------------------------------------------
   Capital stock (note 1)                                                       $ 58,802,212        $ 98,566,661
   Accumulated net investment loss                                                        --            (439,267)
   Accumulated net realized gain (loss) on investments (note 2)                  (14,400,498)        (33,546,613)
   Net unrealized appreciation (depreciation) on:
    Investments                                                                   (1,500,876)         (1,795,898)
    Short sale positions                                                                  --                  --
    Futures contracts                                                               (114,782)            (88,809)
                                                                              ----------------------------------
   Total, representing net assets applicable to outstanding capital stock       $ 42,786,056        $ 62,696,074
                                                                              ==================================
   Net assets applicable to outstanding Class A shares                          $  1,982,182        $ 23,298,572
                                                                              ==================================
   Net assets applicable to outstanding Class B shares                          $  1,819,359        $ 21,351,000
                                                                              ==================================
   Net assets applicable to outstanding Class C shares                          $    644,281        $ 13,006,116
                                                                              ==================================
   Net assets applicable to outstanding Class I shares                          $ 38,340,234        $  5,040,386
                                                                              ==================================
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
----------------------------------------------------------------------------------------------------------------
   Class A shares of capital stock outstanding:
    267,205; 1,934,432; 2,220,857; 652,075; 775,459
    and 287,228, respectively                                                   $       7.42        $      12.04
                                                                              ==================================
   Class B shares of capital stock outstanding:
    263,820; 1,860,043; 2,326,377; 1,061,716; 489,687
    and 96,151, respectively                                                    $       6.90        $      11.48
                                                                              ==================================
   Class C shares of capital stock outstanding:
    92,881; 1,133,954; 1,552,967; 558,430; 171,172
    and 215,947, respectively                                                   $       6.94        $      11.47
                                                                              ==================================
   Class I shares of capital stock outstanding:
    5,046,370; 407,147; 1,111,866; 459,895; 25,110
    and 115,564, respectively                                                   $       7.60        $      12.38
                                                                              ==================================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               36

                                                               December 31, 2001
--------------------------------------------------------------------------------


            Jundt              Jundt             Jundt             Jundt
         Opportunity        Twenty-Five         Mid-Cap          Science &
             Fund              Fund           Growth Fund     Technology Fund
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
        $ 136,898,409     $  45,425,996      $ 19,831,394       $  9,332,757
             (676,898)               --                --                 --
          (42,525,770)      (16,724,795)       (7,059,281)        (2,634,369)

           (9,978,158)       (1,895,403)         (614,323)          (796,091)
             (115,718)               --                --            (67,209)
             (589,823)          (86,087)         (149,632)           (37,408)
----------------------------------------------------------------------------
        $  83,012,042     $  26,719,711      $ 12,008,158       $  5,797,680
============================================================================
        $  26,056,912     $   6,525,379      $  6,405,155       $  2,338,010
============================================================================
        $  26,266,313     $  10,151,856      $  3,997,747       $    774,912
============================================================================
        $  17,467,287     $   5,379,586      $  1,396,873       $  1,740,188
============================================================================
        $  13,221,530     $   4,662,890      $    208,383       $    944,570
============================================================================

----------------------------------------------------------------------------


        $       11.73     $       10.01      $       8.26       $       8.14
============================================================================


        $       11.29     $        9.56      $       8.16       $       8.06
============================================================================


        $       11.25     $        9.63      $       8.16       $       8.06
============================================================================


        $       11.89     $       10.14      $       8.30       $       8.17
============================================================================


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (continued)                               December 31, 2001
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                         Jundt
                                                       Jundt         U.S. Emerging
                                                    Growth Fund       Growth Fund
----------------------------------------------------------------------------------
INCOME
----------------------------------------------------------------------------------
   Interest                                         $   198,731        $   315,956
   Dividends                                            157,974              8,182
                                                  --------------------------------
                                                        356,705            324,138
                                                  --------------------------------
EXPENSES (NOTE 4)
----------------------------------------------------------------------------------
   Investment adviser fee                               535,167            685,773
   Transfer agent fee                                   121,195            223,876
   Administrative fee                                    58,168             73,435
   Accounting fee                                        45,971             45,039
   Registration fee                                      51,024             45,397
   Legal fees                                            13,284             23,842
   Reports to shareholders                               57,346             82,140
   Directors' fees                                       21,473             27,248
   Custodian fee                                         15,210             16,186
   Organizational costs                                      --                  8
   Audit fees                                            21,744             19,875
   Account maintenance fee:
    Class A                                               4,184             67,239
    Class B                                               6,118             55,633
    Class C                                               2,123             36,037
   Distribution fee:
    Class B                                              18,355            166,899
    Class C                                               6,370            108,111
   Other                                                 26,203             55,989
                                                  --------------------------------
    Total expenses before interest                    1,003,935          1,732,727
   Interest expense (note 5)                                 --                 --
   Dividends on short sale positions                     10,884                 --
                                                  --------------------------------
    Total expenses after interest expense and
     dividends on short sale positions                1,014,819          1,732,727
                                                  --------------------------------
   Net investment loss                                 (658,114)        (1,408,589)
                                                  --------------------------------


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               38

                                                               December 31, 2001
--------------------------------------------------------------------------------


             Jundt           Jundt           Jundt           Jundt
          Opportunity     Twenty-Five       Mid-Cap        Science &
              Fund            Fund        Growth Fund   Technology Fund
-----------------------------------------------------------------------

        $    511,241      $  385,546      $  105,293        $   34,802
             404,431         102,401          20,165            10,505
----------------------------------------------------------------------
             915,672         487,947         125,458            45,307
----------------------------------------------------------------------

----------------------------------------------------------------------
           1,478,618         476,008         212,229            90,234
             263,570         109,413          57,858            50,070
             125,217          46,693          45,000            45,000
              50,571          45,583          45,626            45,245
              50,497          39,688          38,667            28,546
              37,810           9,806           6,536             3,200
              90,491          52,139          16,571            10,415
              40,999          14,529           8,213             3,510
              19,573           7,945           8,840             9,579
               8,380           6,300              --                --
              18,529          21,053          20,995            18,792

             113,172          25,029          24,536             7,738
              77,087          32,628          10,442             1,747
              55,526          18,836           4,786             5,269

             231,262          97,885          31,325             5,243
             166,579          56,507          14,357            15,807
              71,339          29,398          15,926            13,899
----------------------------------------------------------------------
           2,899,220       1,089,440         561,907           354,294
             565,637          18,131           4,485            10,613
              26,771           8,964              --                --
----------------------------------------------------------------------

           3,491,628       1,116,535         566,392           364,907
----------------------------------------------------------------------
          (2,575,956)       (628,588)       (440,934)         (319,600)
----------------------------------------------------------------------


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (continued)                               December 31, 2001
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (CONCLUDED)

                                                                                                     Jundt
                                                                                  Jundt          U.S. Emerging
                                                                               Growth Fund        Growth Fund
--------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
    Long transactions (including gain (loss) on sale of
     affiliated issuers of $0, $369,475, $0, ($1,457,211),
     $155,417 and $22,483, respectively)                                       (12,233,607)        (25,431,164)
    Short sale transactions                                                        323,884                  --
    Written options                                                                (15,421)                 --
    Futures contracts closed                                                    (1,543,278)         (9,362,031)
                                                                            ----------------------------------
     Net realized loss                                                         (13,468,422)        (34,793,195)
                                                                            ----------------------------------
   Change in unrealized appreciation (depreciation) on:
    Long transactions (including appreciation (depreciation) due to investments of affiliated issuers of $0; $3,862,019; ($2,914,206);
     $415,966; $171,783 and ($48,295), respectively)                            (2,347,678)         22,600,659
    Short sale transactions                                                             --                  --
    Written options                                                                     --                  --
    Futures contracts                                                             (114,782)            (88,809)
                                                                            ----------------------------------
     Net unrealized gain (loss) on investments                                  (2,462,460)         22,511,850
                                                                            ----------------------------------
   Net realized and unrealized loss on investments                             (15,930,882)        (12,281,345)
                                                                            ----------------------------------
   Net decrease in net assets resulting from operations                       $(16,588,996)       $(13,689,934)
                                                                            ==================================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               40

                                                               December 31, 2001
--------------------------------------------------------------------------------


             Jundt              Jundt             Jundt             Jundt
          Opportunity        Twenty-Five         Mid-Cap          Science &
             Fund               Fund           Growth Fund     Technology Fund
------------------------------------------------------------------------------

------------------------------------------------------------------------------



          (38,824,947)       (12,924,459)       (4,517,200)        (1,544,096)
            2,769,481            770,964           (31,265)           210,855
                2,138            (10,161)           34,647             14,132
           (9,427,609)        (2,242,856)       (2,306,049)          (934,035)
-----------------------------------------------------------------------------
          (45,480,937)       (14,406,512)       (6,819,867)        (2,253,144)
-----------------------------------------------------------------------------



            2,574,213          4,604,914         2,128,555          1,062,356
              301,168           (370,141)               --            (67,209)
                   --                 --                --                 --
             (769,727)           (86,086)         (149,632)           (37,408)
-----------------------------------------------------------------------------
            2,105,654          4,148,687         1,978,923            957,739
-----------------------------------------------------------------------------
          (43,375,283)       (10,257,825)       (4,840,944)        (1,295,405)
-----------------------------------------------------------------------------
        $ (45,951,239)     $ (10,886,413)     $ (5,281,878)      $ (1,615,005)
=============================================================================


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (continued)                               December 31, 2001
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Jundt U.S. Emerging
                                                   Jundt Growth Fund                   Growth Fund
                                          -----------------------------------------------------------------
                                             Year ended       Year ended       Year ended       Year ended
                                              12/31/01         12/31/00         12/31/01         12/31/00
-----------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------
   Net investment loss                      $   (658,114)    $   (961,133)    $ (1,408,589)    $ (1,695,260)
   Net realized gain (loss) from
    investment transactions                  (13,468,422)      16,020,339      (34,793,195)       4,816,149
   Change in unrealized appreciation
    (depreciation)                            (2,462,460)     (29,266,248)      22,511,850      (46,143,875)
                                          -----------------------------------------------------------------
   Net increase (decrease) in net assets
    resulting from operations                (16,588,996)     (14,207,042)     (13,689,934)     (43,022,986)
                                          -----------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
   Realized capital gains -- net              (5,185,377)     (18,761,663)              --      (12,641,105)
                                          -----------------------------------------------------------------
   Total distributions to shareholders        (5,185,377)     (18,761,663)              --      (12,641,105)
                                          -----------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold:
    Class A shares                             1,070,269        1,324,996       10,505,443       39,422,933
    Class B shares                               427,861        1,106,942        2,038,696       22,374,334
    Class C shares                               164,118        1,070,671        1,720,642       16,679,163
    Class I shares                             2,217,985        8,219,526           18,208          182,807
   Distributions reinvested:
    Class A shares                               120,880          384,432               --        3,923,301
    Class B shares                               152,612          547,872               --        2,335,373
    Class C shares                                34,319          158,683               --        1,214,004
    Class I shares                             1,054,026        3,264,968               --          216,117
   Cost of shares redeemed:
    Class A shares                              (624,302)      (1,519,223)     (20,524,117)     (15,758,048)
    Class B shares                              (873,844)        (704,987)      (5,660,428)      (6,305,092)
    Class C shares                              (458,972)        (600,485)      (5,340,550)      (5,137,720)
    Class I shares                            (8,596,984)     (11,651,365)        (643,068)      (2,752,910)
                                          -----------------------------------------------------------------
   Net increase (decrease) in net assets
    from capital share transactions           (5,312,032)       1,602,030      (17,885,174)      56,394,262
                                          =================================================================

(a) Commencement of operations


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               42

                                                               December 31, 2001
--------------------------------------------------------------------------------

                                                                          Jundt Mid-Cap                  Jundt Science &
   Jundt Opportunity Fund            Jundt Twenty-Five Fund                Growth Fund                   Technology Fund
--------------------------------------------------------------------------------------------------------------------------------
  Year ended      Year ended      Year ended       Year ended      Year ended      6/30/00(a) -    Year ended       6/30/00(a) -
   12/31/01        12/31/00        12/31/01         12/31/00        12/31/01         12/31/00        12/31/01         12/31/00
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
$ (2,575,956)    $ (2,436,442)   $   (628,588)    $ (1,668,380)   $   (440,934)    $     (5,438)   $   (319,600)    $    (52,106)

 (45,480,937)      13,212,624     (14,406,512)       7,343,629      (6,819,867)         676,340      (2,253,144)        (381,225)

   2,105,654      (34,440,392)      4,148,687      (20,049,823)      1,978,923       (2,742,878)        957,739       (1,858,447)
--------------------------------------------------------------------------------------------------------------------------------

 (45,951,239)     (23,664,210)    (10,886,413)     (14,374,574)     (5,281,878)      (2,071,976)     (1,615,005)      (2,291,778)
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
          --      (16,186,932)     (6,646,725)      (3,782,961)       (173,076)        (737,373)             --               --
--------------------------------------------------------------------------------------------------------------------------------
          --      (16,186,932)     (6,646,725)      (3,782,961)       (173,076)        (737,373)             --               --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

  44,188,536       63,748,733       1,841,466       14,448,847       3,364,261       22,076,363       1,289,757        9,010,257
   7,631,002       24,489,420       1,782,290        9,019,319         947,570        5,473,805         131,868        1,020,658
   7,255,126       20,735,136       1,340,401        5,874,480         208,013        3,763,287         221,120        4,298,797
      93,886          764,914          26,911          811,969           6,050          568,355          55,818        1,502,303

          --        5,078,051       1,217,131          812,070          72,000          423,491              --               --
          --        2,944,638       1,784,561          854,305          45,878          103,949              --               --
          --        2,042,618         615,652          387,674          13,518           71,941              --               --
          --          325,605         392,116          166,301           3,006           16,647              --               --

 (55,103,115)     (21,074,241)     (7,279,755)     (11,856,333)    (13,258,248)        (738,349)     (4,966,541)        (782,420)
  (6,648,545)      (3,694,173)     (3,713,944)      (5,160,407)       (803,652)         (95,274)       (145,665)             (25)
  (7,838,308)      (6,014,558)     (4,077,896)      (5,341,621)     (1,697,475)         (73,769)     (1,593,887)        (139,387)
    (559,062)      (1,774,963)       (107,925)      (1,275,386)       (207,701)         (11,205)       (196,132)          (2,058)
--------------------------------------------------------------------------------------------------------------------------------

 (10,980,480)      87,571,180      (6,178,992)       8,741,218     (11,306,780)      31,579,241      (5,203,662)      14,908,125
================================================================================================================================


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (continued)                               December 31, 2001
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                                             Jundt U.S. Emerging
                                                           Jundt Growth Fund                      Growth Fund
                                                  ---------------------------------------------------------------------
                                                      Year ended       Year ended         Year ended       Year ended
                                                       12/31/01         12/31/00           12/31/01         12/31/00
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets            (27,086,405)      (31,366,675)      (31,575,108)          730,171
   Net assets at beginning of period                   69,872,461       101,239,136        94,271,182        93,541,011
                                                  ---------------------------------------------------------------------
   Net assets at end of period*                     $  42,786,056     $  69,872,461     $  62,696,074     $  94,271,182
                                                  =====================================================================
   *Including accumulated net investment
   income (loss):                                   $          --     $          --     $    (439,627)    $    (682,548)

CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
   Shares sold:
    Class A shares                                        128,611            82,594           895,538         1,725,312
    Class B shares                                         49,113            76,290           185,138         1,027,545
    Class C shares                                         21,639            69,789           155,257           771,551
    Class I shares                                        289,246           685,650               931             7,572
   Shares issued for dividends reinvested:
    Class A shares                                         16,482            33,607                --           296,327
    Class B shares                                         22,476            50,729                --           183,595
    Class C shares                                          5,025            14,612                --            95,515
    Class I shares                                        140,913           280,506                --            15,903
   Shares redeemed:
    Class A shares                                        (69,434)          (87,586)       (1,770,287)         (792,723)
    Class B shares                                       (102,921)          (45,651)         (532,892)         (325,806)
    Class C shares                                        (50,542)          (36,983)         (502,530)         (254,432)
    Class I shares                                       (895,891)         (682,681)          (57,823)         (118,300)
                                                  ---------------------------------------------------------------------
   Net increase (decrease) in shares outstanding         (445,283)          440,876        (1,626,668)        2,632,059
                                                  =====================================================================

(a) Commencement of operations


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               44

                                                               December 31, 2001
--------------------------------------------------------------------------------

                                                                        Jundt Mid-Cap                 Jundt Science &
     Jundt Opportunity Fund         Jundt Twenty-Five Fund               Growth Fund                  Technology Fund
-----------------------------------------------------------------------------------------------------------------------------
  Year ended      Year ended      Year ended      Year ended     Year ended     6/30/00(a) -     Year ended      6/30/00(a) -
   12/31/01        12/31/00        12/31/01        12/31/00       12/31/01        12/31/00        12/31/01        12/31/00
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
  (56,931,719)     47,720,038     (23,712,130)     (9,416,317)    (16,761,734)     28,769,892      (6,818,667)     12,616,347
  139,943,761      92,223,723      50,431,841      59,848,158      28,769,892              --      12,616,347              --
-----------------------------------------------------------------------------------------------------------------------------
$  83,012,042   $ 139,943,761   $  26,719,711   $  50,431,841   $  12,008,158   $  28,769,892   $   5,797,680   $  12,616,347
=============================================================================================================================

$    (676,898)  $    (956,468)  $          --   $          --   $          --   $       3,479   $          --   $          --


-----------------------------------------------------------------------------------------------------------------------------

    3,057,017       2,869,468         132,515         620,837         345,156       1,863,193         163,820         834,828
      556,355       1,133,584         151,374         405,385         107,803         475,382          17,813          96,673
      528,390         961,060         117,505         262,239          22,024         333,704          27,041         401,906
        6,402          31,883           1,604          32,117             657          55,224           7,769         138,741

           --         294,893         125,868          46,644           8,943          40,996              --              --
           --         176,326         193,198          50,402           5,764          10,102              --              --
           --         122,753          66,124          22,737           1,700           6,992              --              --
           --          18,702          40,012           9,481             372           1,608              --              --

   (4,130,926)       (989,110)       (506,970)       (559,397)     (1,417,496)        (65,333)       (631,174)        (80,246)
     (534,795)       (176,724)       (288,719)       (243,600)       (100,445)         (8,919)        (18,333)             (2)
     (645,751)       (281,711)       (289,679)       (247,531)       (186,465)         (6,783)       (199,429)        (13,571)
      (45,426)        (80,238)         (6,798)        (54,699)        (31,647)         (1,104)        (30,756)           (190)
-----------------------------------------------------------------------------------------------------------------------------
   (1,208,734)      4,080,886        (263,966)        344,615      (1,243,634)      2,705,062        (663,249)      1,378,139
=============================================================================================================================


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (concluded)                               December 31, 2001
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

                                                                         Jundt                            Jundt
                                                                   Opportunity Fund                 Twenty-Five Fund
----------------------------------------------------------------------------------------------------------------------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
----------------------------------------------------------------------------------------------------------------------------
   Sales of capital shares                                 $  59,168,550                       $  4,991,068
   Repurchases of capital shares                             (70,149,030)                       (15,179,520)
   Distributions paid in cash*                                        --                         (2,637,265)
   Net change in receivables/payables related to capital
    share transactions                                           426,610                            (66,390)
                                                           -------------                       ------------
   Cash provided by capital share transactions               (10,553,870)                       (12,892,107)
   Net borrowings                                             (2,498,000)                        (1,024,000)
                                                           -------------                       ------------
                                                                            $ (13,051,870)                     $ (13,916,107)
                                                                            -------------                      -------------
CASH PROVIDED (USED) BY OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------
   Purchases of long term investments                       (222,083,172)                       (41,632,395)
   Proceeds from sales of long term investments              244,369,637                         59,126,939
   Change in short term investments                           (5,032,648)                        (2,436,139)
   Net investment loss                                        (2,575,956)                          (628,588)
   Net change in receivables/payables related to
    operations                                                    50,136                           (220,953)
                                                           -------------                       ------------
                                                                               14,727,997                         14,208,864
                                                                            -------------                      -------------
   Net increase in cash                                                         1,676,127                            292,757
   Cash, beginning of year                                                              0                                  0
                                                                            -------------                      -------------
   Cash, end of year                                                        $   1,676,127                      $     292,757
                                                                            =============                      =============

   *Net of reinvestment of dividends of:                                    $          --                      $   4,009,460
   Supplemental information:
    Cash paid for interest                                                  $     593,267                      $     110,228


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               46

                                                               December 31, 2001
--------------------------------------------------------------------------------

                   Jundt                          Jundt
            Mid-Cap Growth Fund         Science & Technology Fund
--------------------------------------------------------------------

--------------------------------------------------------------------
      $  4,525,894                     $  1,698,563
       (15,967,076)                      (6,902,225)
           (38,674)                              --

           158,416                          (77,738)
      ------------                     ------------
       (11,321,440)                      (5,281,400)
                --                               --
      ------------                     ------------
                      $ (11,321,440)                   $ (5,281,400)
                      -------------                    ------------

--------------------------------------------------------------------
       (28,240,670)                     (15,698,241)
        30,809,474                       18,453,619
         9,300,689                        2,957,471
          (440,934)                        (319,600)

           118,539                          (30,255)
      ------------                     ------------
                         11,547,098                       5,362,994
                      -------------                    ------------
                            225,658                          81,594
                            105,131                             909
                      -------------                    ------------
                      $     330,789                    $     82,503
                      =============                    ============

                      $     134,401                    $         --

                      $       4,485                    $     10,677


--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS                                  December 31, 2001
--------------------------------------------------------------------------------

1. ORGANIZATION
The Jundt Funds are registered under the Investment Company Act of 1940 (as amended) (the "Act") as open-end management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. The Jundt Growth Fund, Inc. ("Growth Fund") is a diversified Fund. Jundt U.S. Emerging Growth Fund ("U.S. Emerging Growth Fund"), Jundt Opportunity Fund ("Opportunity Fund"), Jundt Twenty-Five Fund ("Twenty-Five Fund"), Jundt Mid-Cap Growth Fund ("Mid-Cap Growth Fund") and Jundt Science & Technology Fund ("Science & Technology Fund") are Funds within Jundt Funds, Inc. (the "Company"). All of the Funds of the Company are non-diversified Funds with the exception of U.S. Emerging Growth Fund being a diversified Fund. Mid-Cap Growth Fund and Science & Technology Fund commenced operations on June 30, 2000.

Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund (the "Funds") currently offer shares in four classes (Class A, Class B, Class C and Class I). Prior to April 22, 1997, Class I shares of each Fund then in existence were referred to as Class A shares, and the current Class A shares of each such Fund were referred to as Class D shares. Shares of Class I of U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund (which are not subject to a front-end or deferred sales charge) are available for investment only by certain individuals and entities associated with the Funds. Class A shares of each Fund and Class I shares of Growth Fund (which are available only to persons that may purchase the other Fund's Class I shares and to Growth Fund shareholders at the time of the open-end conversion) are generally sold with a front-end sales charge. Shares of Class B and Class C of each Fund may be subject to a contingent deferred sales charge when redeemed.

All classes of shares have identical liquidation and other rights and the same terms and conditions except that Class A, Class B, and Class C shares bear certain expenses related to the account maintenance of such shares and Class B and Class C shares also bear certain expenses related to the distribution of such shares. Shareholder servicing costs attributable to a particular class will be allocated to such class. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures and to certain other matters relating exclusively to such class; otherwise, all classes of shares have the same voting rights.

Effective April 1, 2001 U.S. Emerging Growth Fund reopened to new investors. U.S. Emerging Growth Fund was closed to new investors on April 30, 2000.

Growth Fund is authorized to issue up to 10 billion shares, par value $0.01 per share. The Company is authorized to issue up to 1 trillion shares, par value $0.01 per share. Currently, 10 billion shares have been designated to each of the following Funds: U.S. Emerging Growth Fund , Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund.

The investment objective and strategy of each Fund is as follows:

o Growth Fund -- to provide long-term capital appreciation by investing primarily in a diversified portfolio of approximately 30 to 50 stocks of primarily medium-size to larger American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in stocks of companies with annual revenues over $750 million.

o U.S. Emerging Growth Fund -- to provide long-term capital appreciation by investing primarily in a diversified portfolio of approximately 30 to 50 stocks of primarily American emerging growth companies with annual revenues less than $750 million. In normal market conditions, the Fund will invest at least 65% of its portfolio in stocks of such companies.

o Opportunity Fund -- to provide capital appreciation by investing in a non-diversified portfolio of approximately 30 to 50 stocks of primarily American growth companies, without regard to their size.

o Twenty Five Fund -- to provide long term capital appreciation by investing in a non-diversified core portfolio of approximately, but not less than, 25 stocks of primarily American growth companies, without regard to their size.

o Mid-Cap Growth Fund -- to provide long term capital appreciation by investing in a non-diversified core portfolio of approximately 30 to 50 stocks of primarily medium-size American growth companies.

o Science & Technology Fund -- to provide long term capital appreciation by investing in a non-diversified core portfolio of approximately 30 to 50 stocks of primarily American growth companies, without regard to their size, that design,

NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2001
--------------------------------------------------------------------------------

   develop, manufacture or sell science or technology-related products or services.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies followed by the Funds are as follows:

INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges or included in a national market system and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, or which subsequently are within 60 days of maturity are valued at amortized cost, which approximates market value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of discount, is accrued daily.

FEDERAL TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders.

Therefore, no income tax provision is required. In addition, on a calendar year basis, the Funds will make sufficient distributions of their net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.

On the statement of Assets and liabilities, as a result of permanent book-to-tax differences, the following reclassifications were made. Growth Fund -- accumulated net investment loss has been decreased by $658,114, resulting in a reclassification adjustment to increase accumulated net realized loss by $1,375 and decrease paid-in capital by $659,489; U.S. Emerging Growth Fund -- accumulated net investment loss has been decreased by $1,651,871, resulting in a reclassification adjustment to increase accumulated net realized loss by $576,802 and decrease paid-in capital by $1,075,069; Opportunity Fund -- accumulated net investment loss has been decreased by $2,855,526, resulting in a reclassification adjustment to decrease accumulated net realized loss by $795 and decrease paid-in capital by $2,856,321; Twenty-Five Fund -- accumulated net investment loss has been decreased by $628,597, resulting in a reclassification adjustment to increase accumulated net realized loss by $472,261 and decrease paid-in capital by $156,336; Mid-Cap Growth Fund -- accumulated net investment loss has been decreased by $437,454, resulting in a reclassification adjustment to increase accumulated net realized loss by $5,306 and decrease paid-in capital by $432,148; Science & Technology Fund -- accumulated net investment loss has been decreased by $319,600, resulting in a reclassification adjustment to decrease paid-in capital by $319,600. The Growth Fund has a capital loss carry forward of $11,162,928 which will expire in the tax year ending December 31, 2009; Opportunity Fund has a capital loss carry forward of $2,929,189 which will expire in the tax year ending August 31, 2009; Twenty-Five Fund has a capital loss carry forward of $12,534,074 which will expire in the tax year ending December 31, 2009; Mid-Cap Growth Fund has a capital loss carry forward of $5,696,421 which will expire in the tax year ending December 31, 2009; Science & Technology Fund has a capital loss carry forward of $181,850 which will expire in the tax year ending December 31, 2008 and $2,003,160 which will expire in the tax year ending December 31, 2009.

For tax purposes, the Funds have current year deferred post-October capital loss. This loss will be realized for tax purposes on the first day of the succeeding year. The Funds losses are as follows: Growth Fund - $2,526,127; U.S. Emerging Growth Fund - $28,251,256; Opportunity Fund -

NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2001
--------------------------------------------------------------------------------

$22,232,132; Twenty-Five Fund - $3,903,495; Mid-Cap Growth Fund - $1,453,402;
and Science & Technology Fund - $176,590.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security (U.S. government securities) at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

The Jundt Growth Fund, Inc. and Jundt Funds, Inc. may transfer uninvested cash balances into a joint trading account managed by Jundt Associates, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

The Growth Fund, U.S. Emerging Growth Fund, Mid-Cap Growth Fund and Science & Technology Fund together with other investment management companies having investment advisory agreements with Jundt Associates, Inc., have an interest in a $16,742,000 joint repurchase agreement dated December 31, 2001 with U.S. Bank, N.A., 1.25% due January 2, 2002. This joint repurchase agreement is collateralized by $18,619,000 FHLMC, 6.000%, due May 1, 2016, with market value of $17,077,425 as of December 31, 2001.

INITIAL PUBLIC OFFERINGS
The Funds may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Funds may not experience similar performance as their assets grow.

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES The Funds may engage in various portfolio strategies to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS: For hedging purposes, the Funds may purchase and sell put and call options on its portfolio securities. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also use options for purposes of attempting to increase investment return.

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the conterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS: The Funds may purchase or sell financial futures contracts for hedging purposes. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also use financial futures contracts for purposes of attempting to increase investment return. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a Realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2001
--------------------------------------------------------------------------------

SHORT SALE TRANSACTIONS: For hedging purposes, the Funds may engage in short-selling of securities already held in the Funds. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may engage in short-selling for purposes of attempting to increase investment return which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the Borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and/or custodian, of cash and/or other liquid securities sufficient to cover its short position. Securities sold short at December 31, 2001, if any, and their related market values and proceeds are set forth in the Notes to Schedule of Investments.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.

EXPENSES
Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among the Funds on a pro rata basis.

DEFERRED ORGANIZATION AND OFFERING
Costs Organization costs were incurred in connection with the Start-up and initial registration of U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund. These costs are being amortized over 60 months on a straight-line basis from the commencement of investment operations of such Fund. In the event any of the initial shares are redeemed during the period that the Funds are amortizing their organizational costs, the redemption proceeds payable will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed to the number of initial shares outstanding as the time of redemption.

Offering costs were capitalized by the Funds and amortized over twelve months commencing with operations.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT SECURITY TRANSACTIONS
For the year ended December 31, 2001, for Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund, the cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                                      Cost of         Proceeds
                                                     Purchases       from Sales
-------------------------------------------------------------------------------
Growth Fund
   Long-term investment
    transactions                                  $ 71,615,374     $ 80,835,018
   Short sale
    transactions                                  $  9,590,443     $  9,914,327
U.S. Emerging
   Growth Fund
    Long-term investment
     transactions                                 $ 50,986,338     $ 82,688,560
Opportunity Fund
   Long-term investment
    transactions                                  $222,083,172     $244,369,637
   Short sale transactions                        $115,363,475     $ 89,196,440
Twenty-Five Fund
   Long-term investment
    transactions                                  $ 41,632,395     $ 59,126,939
   Short sale transactions                        $ 14,345,677     $  8,528,075
Mid-Cap Growth Fund
   Long-term investment
    transactions                                  $ 28,240,670     $ 30,809,474
   Short sale transactions                        $  1,266,005     $  1,234,740
Science & Technology Fund
   Long-term investment
    transactions                                  $ 15,698,241     $ 18,453,619
   Short sale transactions                        $  4,395,862     $  4,860,209
===============================================================================

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Funds have entered into investment advisory agreements with the Adviser. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly investment advisory fee calculated at the following annualized rates:
Growth Fund and U.S. Emerging Growth Fund 1% of each Fund's average daily net assets; Opportunity

NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2001
--------------------------------------------------------------------------------

Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund -- 1.3% of each Fund's average daily net assets.

The Funds have entered into an Administration Agreement with U.S. Bancorp Fund Services, LLC (the "Administrator"). For the services rendered to each Fund and the facilities furnished, each Fund is obliged to pay the Administrator, subject to an annual minimum of $45,000 per Fund, a monthly fee at an annual rate of ..11% of the first $200 million of the Fund's average daily net assets, .09% of the next $500 million of the Fund's average daily net assets, and .07% on the Fund's average daily net assets in excess of $700 million. For its fee, the Administrator provides certain administrative, clerical and record keeping services for each Fund.

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares. Pursuant to the Distribution Plans adopted by each Fund in accordance with Rule 12b-1 under the Act, each Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of each Fund's shares as follows:

                                                      Account
                                                    Maintenance     Distribution
                                                        Fee             Fee
--------------------------------------------------------------------------------
Class A                                                 0.25%             --
Class B                                                 0.25%           0.75%
Class C                                                 0.25%           0.75%
================================================================================

In addition to the above fees, the administrative fee and account maintenance and distribution fees, each Fund is responsible for paying most other operating expenses, including directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, insurance and other miscellaneous expenses.

Legal fees of $13,284 for the year ended December 31, 2001, for Growth Fund, $23,842 for U.S. Emerging Growth Fund, $37,810 for Opportunity Fund, $9,806 for Twenty-Five Fund, $6,536 for Mid-Cap Growth Fund and $3,200 for Science & Technology Fund were incurred with a law firm of which the secretary of each Fund is a partner. Certain officers and/or directors of each Fund are officers and/or directors of the Adviser and/or the Distributor.

Each of the director's of the Company and Growth Fund is also a director of other fund companies managed by the Investment Advisor. The Company, Growth Fund and the other fund companies managed by the Investment Advisor have agreed to pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "affiliated person" as defined in the Act a combined fee of $15,000 per year plus $1,500 for each meeting attended.

5.  BANK BORROWING
The Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund entered into a Line of Credit Agreement with U.S. Bank, N.A., for an amount not to exceed the lesser of $40,000,000 or one-third of the Fund's total assets. For the year ended December 31, 2001, the Opportunity Fund's average daily balance of loans outstanding was $7,536,715 at a weighted average interest rate of 7.37%. The maximum amount of loans outstanding at any time during the period was $28,501,000, or 24.40% of total assets. The loans were collateralized by certain Opportunity Fund investments. The Twenty-Five Fund's average daily balance of loans outstanding was $238,118 at a weighted average interest rate of 8.61%. The maximum amount of loans outstanding at any time during the period was $6,262,000, or 12.49% of total assets. The loans were collateralized by certain Twenty-Five Fund investments. The Mid-Cap Growth Fund's average daily balance of loans outstanding was $75,145 at a weighted average interest rate of 5.89%. The maximum amount of loans outstanding at any time during the period was $768,000, or 6.66% of total assets. The loans were collateralized by certain Mid-Cap Growth Fund investments. The Science & Technology Fund's average daily balance of loans outstanding was $136,465 at a weighted average interest rate of 7.72%. The maximum amount of loans outstanding at any time during the period was $1,520,000, or 27.08% of total assets. The loans were collateralized by certain Science & Technology Fund investments. As of December 31, 2001 the outstanding loan balances were $1,097,000 for Opportunity Fund, $196,000 for Twenty-Five Fund, $0 for Mid-Cap Growth Fund and $0 for Science & Technology Fund.

6. OPTION CONTRACTS WRITTEN
For U.S. Emerging Growth Fund there were no option contracts written, closed, exercised or expired during the year ended December 31, 2001. For Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund, the premium amount and number of option contracts written during the year ended December 31, 2001, were as follows:

NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2001
--------------------------------------------------------------------------------

                                                      Premium         Number of
                                                       Amount         Contracts
-------------------------------------------------------------------------------
Growth Fund
 Options outstanding at
  December 31, 2000                                   $      --       $      --
 Options written                                        577,581           1,407
 Options closed                                        (553,610)         (1,121)
 Options exercised                                      (10,980)           (240)
 Options expired                                        (12,991)            (46)
                                                    ---------------------------
 Options outstanding at
  December 31, 2001                                   $      --       $      --
                                                    ===========================
Opportunity Fund
 Options outstanding at
  December 31, 2000                                   $      --       $      --
 Options written                                        520,777           1,234
 Options closed                                        (497,040)         (1,150)
 Options exercised                                           --              --
 Options expired                                        (23,737)            (84)
                                                    ---------------------------
 Options outstanding at
  December 31, 2001                                   $      --              --
                                                    ===========================
Twenty-Five Fund
 Options outstanding at
  December 31, 2000                                   $      --       $      --
 Options written                                        384,136             986
 Options closed                                        (375,169)           (790)
 Options exercised                                       (8,967)           (196)
 Options expired                                             --              --
                                                    ---------------------------
 Options outstanding at
  December 31, 2001                                   $      --       $      --
                                                    ===========================
Mid-Cap Growth Fund
 Options outstanding at
  December 31, 2000                                   $      --       $      --
 Options written                                         67,791             160
 Options closed                                         (67,791)           (160)
 Options exercised                                           --              --
 Options expired                                             --              --
                                                    ---------------------------
 Options outstanding at
  December 31, 2001                                   $      --       $      --
                                                    ===========================
Science & Technology Fund
 Options outstanding at
  December 31, 2000                                   $      --       $      --
 Options written                                         28,722              66
 Options closed                                         (28,722)            (66)
 Options exercised                                           --              --
 Options expired                                             --              --
                                                    ---------------------------
 Options outstanding at
  December 31, 2001                                   $      --       $      --
                                                    ===========================

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS -- GROWTH FUND AND U.S. EMERGING GROWTH FUND
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                         Net Realized
                            Beginning                         and         Dividends   Distributions
                            Net Asset        Net          Unrealized      from Net      from Net
                            Value Per     Investment    Gain (Loss) on   Investment     Realized
                              Share     Income (Loss)     Investments      Income         Gains
---------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
 Year ended 12/31/01         $ 11.29        (0.13)            (2.75)            --        (0.99)
 Year ended 12/31/00         $ 17.68        (0.21)            (2.50)            --        (3.68)
 Year ended 12/31/99         $ 16.66        (0.18)             3.45             --        (2.25)
 Year ended 12/31/98         $ 14.20        (0.24)             6.22             --        (3.52)
 Year ended 12/31/97         $ 13.64        (0.23)             1.64             --        (0.85)
Class B
 Year ended 12/31/01         $ 10.66        (0.19)            (2.58)            --        (0.99)
 Year ended 12/31/00         $ 17.07        (0.32)            (2.41)            --        (3.68)
 Year ended 12/31/99         $ 16.23        (0.30)             3.33             --        (2.19)
 Year ended 12/31/98         $ 13.99        (0.35)             6.11             --        (3.52)
 Year ended 12/31/97         $ 13.56        (0.32)             1.60             --        (0.85)
Class C
 Year ended 12/31/01         $ 10.71        (0.19)            (2.59)            --        (0.99)
 Year ended 12/31/00         $ 17.13        (0.33)            (2.41)            --        (3.68)
 Year ended 12/31/99         $ 16.25        (0.30)             3.34             --        (2.16)
 Year ended 12/31/98         $ 13.97        (0.35)             6.15             --        (3.52)
 Year ended 12/31/97         $ 13.54        (0.30)             1.58             --        (0.85)
Class I
 Year ended 12/31/01         $ 11.49        (0.11)            (2.79)            --        (0.99)
 Year ended 12/31/00         $ 17.89        (0.17)            (2.55)            --        (3.68)
 Year ended 12/31/99         $ 16.83        (0.14)             3.49             --        (2.29)
 Year ended 12/31/98         $ 14.28        (0.20)             6.27             --        (3.52)
 Year ended 12/31/97         $ 13.69        (0.19)             1.63             --        (0.85)
U.S. EMERGING GROWTH FUND
Class A
 Year ended 12/31/01         $ 13.81        (0.19)            (1.58)            --           --
 Year ended 12/31/00         $ 21.85        (0.20)            (5.83)            --        (2.01)
 Year ended 12/31/99         $ 14.96        (0.08)             7.39             --        (0.42)
 Year ended 12/31/98         $ 13.09        (0.17)             5.02             --        (2.98)
 Year ended 12/31/97         $ 12.42        (0.11)             4.09             --        (3.31)
Class B
 Year ended 12/31/01         $ 13.26        (0.27)            (1.51)            --           --
 Year ended 12/31/00         $ 21.25        (0.35)            (5.63)            --        (2.01)
 Year ended 12/31/99         $ 14.62        (0.19)             7.18             --        (0.36)
 Year ended 12/31/98         $ 12.90        (0.27)             4.92             --        (2.93)
 Year ended 12/31/97         $ 12.37        (0.21)             4.05             --        (3.31)
Class C
 Year ended 12/31/01         $ 13.25        (0.27)            (1.51)            --           --
 Year ended 12/31/00         $ 21.24        (0.35)            (5.63)            --        (2.01)
 Year ended 12/31/99         $ 14.63        (0.19)             7.17             --        (0.37)
 Year ended 12/31/98         $ 12.88        (0.27)             4.94             --        (2.92)
 Year ended 12/31/97         $ 12.36        (0.21)             4.04             --        (3.31)
Class I
 Year ended 12/31/01         $ 14.17        (0.17)            (1.62)            --           --
 Year ended 12/31/00         $ 22.29        (0.14)            (5.97)            --        (2.01)
 Year ended 12/31/99         $ 15.22        (0.04)             7.55             --        (0.44)
 Year ended 12/31/98         $ 13.25        (0.13)             5.10             --        (3.00)
 Year ended 12/31/97         $ 12.51        (0.07)             4.12             --        (3.31)

(1)Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.

                                                               December 31, 2001
--------------------------------------------------------------------------------

                         Ratio to Average Net Assets
                   --------------------------------------
        Ending
      Net Asset           Net                                                Portfolio   Net Assets at
      Value Per       Investment        Net        Gross         Total       Turnover    End of Period
        Share       Income (Loss)    Expenses    Expenses       Return(1)      Rate      (000s Omitted)
-------------------------------------------------------------------------------------------------------


      $  7.42           (1.41)%        2.08%       2.08%        (25.38)%       146%         $ 1,982
      $ 11.29           (1.22)%        1.77%       1.77%        (15.61)%       165%         $ 2,162
      $ 17.68           (0.97)%        1.81%       1.81%         19.71%        127%         $ 2,880
      $ 16.66           (1.45)%        2.14%       2.14%         42.90%         78%         $   954
      $ 14.20           (1.49)%        2.18%       2.18%         10.67%        115%         $   604

      $  6.90           (2.16)%        2.83%       2.83%        (25.85)%       146%         $ 1,819
      $ 10.66           (1.97)%        2.52%       2.52%        (16.30)%       165%         $ 3,145
      $ 17.07           (1.70)%        2.56%       2.56%         18.72%        127%         $ 3,650
      $ 16.23           (2.18)%        2.89%       2.89%         41.98%         78%         $   515
      $ 13.99           (2.28)%        2.93%       2.93%          9.77%        115%         $   189

      $  6.94           (2.16)%        2.83%       2.83%        (25.83)%       146%         $   644
      $ 10.71           (1.97)%        2.52%       2.52%        (16.32)%       165%         $ 1,250
      $ 17.13           (1.72)%        2.56%       2.56%         18.82%        127%         $ 1,188
      $ 16.25           (2.15)%        2.89%       2.89%         42.32%         78%         $   256
      $ 13.97           (2.32)%        2.93%       2.93%          9.82%        115%         $    80

      $  7.60           (1.16)%        1.83%       1.83%        (25.12)%       146%         $38,340
      $ 11.49           (0.97)%        1.52%       1.52%        (15.49)%       165%         $63,315
      $ 17.89           (0.77)%        1.56%       1.56%         19.97%        127%         $93,521
      $ 16.83           (1.23)%        1.89%       1.89%         43.30%         78%         $88,752
      $ 14.28           (1.22)%        1.93%       1.93%         10.85%        115%         $80,964


      $ 12.04           (1.67)%        2.14%       2.14%        (12.82)%        86%         $23,300
      $ 13.81           (0.90)%        1.82%       1.82%        (27.21)%       112%         $38,791
      $ 21.85           (0.25)%        1.80%       2.13%         49.04%        248%         $34,531
      $ 14.96           (1.16)%        1.80%       2.93%         38.65%        197%         $ 8,058
      $ 13.09           (0.88)%        1.80%       3.35%         33.54%        264%         $ 2,117

      $ 11.48           (2.42)%        2.89%       2.89%        (13.42)%        86%         $21,351
      $ 13.26           (1.65)%        2.57%       2.57%        (27.75)%       112%         $29,279
      $ 21.25           (1.00)%        2.55%       2.88%         47.96%        248%         $28,106
      $ 14.62           (1.91)%        2.55%       3.68%         37.64%        197%         $ 8,462
      $ 12.90           (1.63)%        2.55%       4.10%         32.55%        264%         $ 3,786

      $ 11.47           (2.42)%        2.89%       2.89%        (13.43)%        86%         $13,006
      $ 13.25           (1.65)%        2.57%       2.57%        (27.76)%       112%         $19,627
      $ 21.24           (1.00)%        2.55%       2.88%         47.88%        248%         $18,450
      $ 14.63           (1.91)%        2.55%       3.68%         37.82%        197%         $ 3,301
      $ 12.88           (1.63)%        2.55%       4.10%         32.50%        264%         $ 1,519

      $ 12.38           (1.42)%        1.89%       1.89%        (12.63)%        86%         $ 5,040
      $ 14.17           (0.65)%        1.57%       1.57%        (27.04)%       112%         $ 6,574
      $ 22.29            0.00%         1.55%       1.88%         49.51%        248%         $12,455
      $ 15.22           (0.91)%        1.55%       2.68%         39.06%        197%         $10,344
      $ 13.25           (0.63)%        1.55%       3.10%         33.87%        264%         $11,773

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS (CONTINUED) -- OPPORTUNITY FUND AND TWENTY-FIVE FUND Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                     Net Realized
                        Beginning                         and         Dividends   Distributions
                        Net Asset        Net          Unrealized      from Net      from Net
                        Value Per     Investment    Gain (Loss) on   Investment     Realized
                          Share     Income (Loss)     Investments      Income         Gains
-----------------------------------------------------------------------------------------------
OPPORTUNITY FUND
Class A
 Year ended 12/31/01     $ 16.84        (0.26)            (4.85)           --            --
 Year ended 12/31/00     $ 21.42        (0.35)            (2.11)           --         (2.12)
 Year ended 12/31/99     $ 15.84        (0.20)             5.92            --         (0.14)
 Year ended 12/31/98     $ 11.03        (0.17)             6.81            --         (1.83)
 Year ended 12/31/97     $  9.87        (0.17)             4.12            --         (2.79)
Class B
 Year ended 12/31/01     $ 16.34        (0.35)            (4.70)           --            --
 Year ended 12/31/00     $ 21.00        (0.50)            (2.04)           --         (2.12)
 Year ended 12/31/99     $ 15.60        (0.33)             5.81            --         (0.08)
 Year ended 12/31/98     $ 10.94        (0.27)             6.73            --         (1.80)
 Year ended 12/31/97     $  9.87        (0.26)             4.12            --         (2.79)
Class C
 Year ended 12/31/01     $ 16.28        (0.35)            (4.68)           --            --
 Year ended 12/31/00     $ 20.93        (0.50)            (2.03)           --         (2.12)
 Year ended 12/31/99     $ 15.56        (0.33)             5.80            --         (0.10)
 Year ended 12/31/98     $ 10.93        (0.27)             6.71            --         (1.81)
 Year ended 12/31/97     $  9.87        (0.25)             4.10            --         (2.79)
Class I
 Year ended 12/31/01     $ 17.03        (0.23)            (4.91)           --            --
 Year ended 12/31/00     $ 21.58        (0.29)            (2.14)           --         (2.12)
 Year ended 12/31/99     $ 15.93        (0.16)             5.98            --         (0.17)
 Year ended 12/31/98     $ 11.06        (0.14)             6.85            --         (1.84)
 Year ended 12/31/97     $  9.87        (0.14)             4.12            --         (2.79)
TWENTY-FIVE FUND
Class A
 Year ended 12/31/01     $ 17.05        (0.19)            (3.81)           --         (3.04)
 Year ended 12/31/00     $ 22.74        (0.45)            (3.91)           --         (1.33)
 Year ended 12/31/99     $ 16.06        (0.17)             6.85            --            --
 Year ended 12/31/98     $ 10.00        (0.15)             7.63         (0.07)        (1.35)
Class B
 Year ended 12/31/01     $ 16.59        (0.29)            (3.70)           --         (3.04)
 Year ended 12/31/00     $ 22.34        (0.61)            (3.81)           --         (1.33)
 Year ended 12/31/99     $ 15.89        (0.32)             6.77            --            --
 Year ended 12/31/98     $ 10.00        (0.27)             7.57         (0.06)        (1.35)
Class C
 Year ended 12/31/01     $ 16.69        (0.29)            (3.73)           --         (3.04)
 Year ended 12/31/00     $ 22.48        (0.61)            (3.85)           --         (1.33)
 Year ended 12/31/99     $ 15.96        (0.32)             6.84            --            --
 Year ended 12/31/98     $ 10.00        (0.25)             7.58         (0.02)        (1.35)
Class I
 Year ended 12/31/01     $ 17.17        (0.15)            (3.84)           --         (3.04)
 Year ended 12/31/00     $ 22.82        (0.40)            (3.92)           --         (1.33)
 Year ended 12/31/99     $ 16.07        (0.12)             6.87            --            --
 Year ended 12/31/98     $ 10.00        (0.10)             7.61         (0.09)        (1.35)

(1)Excluding interest expense, net of reimbursement.
(2)Excluding interest expense, before reimbursement.
(3)Including interest expense, before reimbursement.
(4)Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.

                                                               December 31, 2001
--------------------------------------------------------------------------------

                                   Ratio to Average Net Assets
                  --------------------------------------------------------------
        Ending
      Net Asset         Net                                     Gross Expenses                   Portfolio   Net Assets at
      Value Per      Investment        Net         Gross          Including           Total       Turnover   End of Period
        Share      Income (Loss)    Expenses(1)  Expenses(2)  Interest Expense(3)    Return(4)      Rate     (000s Omitted)
--------------------------------------------------------------------------------------------------------------------------


       $ 11.73          (1.95)%        2.26%        2.26%             2.76%            (30.34)%      192%        $26,057
       $ 16.84          (1.56)%        2.07%        2.07%             2.19%            (11.70)%      286%        $55,499
       $ 21.42          (1.11)%        2.14%        2.29%             2.32%             36.11%       318%        $23,977
       $ 15.84          (1.28)%        2.14%        3.35%             3.45%             60.83%       376%        $ 9,852
       $ 11.03          (1.71)%        2.14%        6.57%             6.85%             41.15%       298%        $ 1,084

       $ 11.29          (2.70)%        3.01%        3.01%             3.51%            (30.91)%      192%        $26,266
       $ 16.34          (2.31)%        2.82%        2.82%             2.94%            (12.31)%      286%        $37,654
       $ 21.00          (1.86)%        2.89%        3.04%             3.07%             35.10%       318%        $24,604
       $ 15.60          (2.03)%        2.89%        4.10%             4.20%             59.60%       376%        $ 8,388
       $ 10.94          (2.36)%        2.89%        7.32%             7.50%             40.25%       298%        $ 2,298

       $ 11.25          (2.70)%        3.01%        3.01%             3.51%            (30.90)%      192%        $17,467
       $ 16.28          (2.31)%        2.82%        2.82%             2.94%            (12.31)%      286%        $27,188
       $ 20.93          (1.86)%        2.89%        3.04%             3.07%             35.13%       318%        $18,171
       $ 15.56          (2.06)%        2.89%        4.10%             4.20%             59.53%       376%        $ 2,764
       $ 10.93          (2.49)%        2.89%        7.32%             7.63%             40.12%       298%        $   427

       $ 11.89          (1.70)%        2.01%        2.01%             2.51%            (30.18)%      192%        $13,222
       $ 17.03          (1.31)%        1.82%        1.82%             1.94%            (11.48)%      286%        $19,603
       $ 21.58          (0.86)%        1.89%        2.04%             2.08%             36.55%       318%        $25,472
       $ 15.93          (1.04)%        1.89%        3.10%             3.20%             61.29%       376%        $18,182
       $ 11.06          (1.56)%        1.89%        6.32%             6.70%             41.45%       298%        $ 3,973


       $ 10.01          (1.33)%        2.61%        2.61%             2.66%            (22.85)%      121%        $ 6,525
       $ 17.05          (2.04)%        2.15%        2.15%             2.43%            (19.29)%      115%        $15,353
       $ 22.74          (0.94)%        2.25%        2.63%             N/A               41.59%       213%        $18,020
       $ 16.06          (1.06)%        2.25%        9.37%             N/A               75.21%       294%        $ 3,181

       $  9.56          (2.08)%        3.36%        3.36%             3.41%            (23.43)%      121%        $10,152
       $ 16.59          (2.79)%        2.90%        2.90%             3.18%            (19.91)%      115%        $16,690
       $ 22.34          (1.69)%        3.00%        3.38%             N/A               40.59%       213%        $17,734
       $ 15.89          (1.78)%        3.00%       10.12%             N/A               73.37%       294%        $ 2,321

       $  9.63          (2.08)%        3.36%        3.36%             3.41%            (23.48)%      121%        $ 5,380
       $ 16.69          (2.79)%        2.90%        2.90%             3.18%            (19.96)%      115%        $11,088
       $ 22.48          (1.69)%        3.00%        3.38%             N/A               40.85%       213%        $14,093
       $ 15.96          (1.81)%        3.00%       10.12%             N/A               73.69%       294%        $   667

       $ 10.14          (1.08)%        2.36%        2.36%             2.41%            (22.64)%      121%        $ 4,663
       $ 17.17          (1.79)%        1.90%        1.90%             2.18%            (19.05)%      115%        $ 7,300
       $ 22.82          (0.69)%        2.00%        2.38%             N/A               42.00%       213%        $10,001
       $ 16.07          (0.74)%        2.00%        9.12%             N/A               75.43%       294%        $ 2,926

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS (CONCLUDED) -- MID-CAP GROWTH FUND AND SCIENCE & TECHNOLOGY FUND
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                    Net Realized
                                       Beginning                         and         Dividends   Distributions
                                       Net Asset        Net          Unrealized      from Net      from Net
                                       Value Per     Investment    Gain (Loss) on   Investment     Realized
                                         Share     Income (Loss)     Investments      Income         Gains
--------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND
Class A
 Year ended 12/31/01                    $ 10.65        (0.21)           (2.06)             --        (0.12)
 Period from 06/30/00 * to 12/31/00     $ 10.00          0.01            0.95              --        (0.31)
Class B
 Year ended 12/31/01                    $ 10.61        (0.27)           (2.06)             --        (0.12)
 Period from 06/30/00 * to 12/31/00     $ 10.00        (0.03)            0.95              --        (0.31)
Class C
 Year ended 12/31/01                    $ 10.60        (0.27)           (2.05)             --        (0.12)
 Period from 06/30/00 * to 12/31/00     $ 10.00        (0.03)            0.94              --        (0.31)
Class I
 Year ended 12/31/01                    $ 10.66        (0.19)           (2.05)             --        (0.12)
 Period from 06/30/00 * to 12/31/00     $ 10.00         0.02             0.95              --        (0.31)
SCIENCE & TECHNOLOGY FUND
Class A
 Year ended 12/31/01                    $  9.16        (0.34)           (0.68)             --           --
 Period from 06/30/00 * to 12/31/00     $ 10.00        (0.05)           (0.79)             --           --
Class B
 Year ended 12/31/01                    $  9.14        (0.39)           (0.69)             --           --
 Period from 06/30/00 * to 12/31/00     $ 10.00        (0.09)           (0.77)             --           --
Class C
 Year ended 12/31/01                    $  9.14        (0.39)           (0.69)             --           --
 Period from 06/30/00 * to 12/31/00     $ 10.00        (0.09)           (0.77)             --           --
Class I
 Year ended 12/31/01                    $  9.18        (0.31)           (0.70)             --           --
 Period from 06/30/00 * to 12/31/00     $ 10.00        (0.04)           (0.78)             --           --

 *Commencement of operations.
(1)Excluding interest expense, net of reimbursement.
(2)Excluding interest expense, before reimbursement.
(3)Including interest expense, before reimbursement.
(4)Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(5)Adjusted to an annual basis.

                                                               December 31, 2001
--------------------------------------------------------------------------------

                                   Ratio to Average Net Assets
                  -----------------------------------------------------------------
        Ending
      Net Asset         Net                                        Gross Expenses                  Portfolio    Net Assets at
      Value Per      Investment        Net           Gross           Including          Total      Turnover     End of Period
        Share      Income (Loss)    Expenses(1)    Expenses(2)   Interest Expense(3)   Return(4)      Rate     (000s Omitted)
------------------------------------------------------------------------------------------------------------------------------


      $  8.26        (2.45)%          3.20%          3.20%              3.23%           (21.27)%      213%         $ 6,405
      $ 10.65         0.18%(5)        2.31%(5)       3.35%(5)           N/A               9.67%       164%         $19,581

      $  8.16        (3.20)%          3.95%          3.95%              3.98%           (21.92)%      213%         $ 3,998
      $ 10.61        (0.57)%(5)       3.06%(5)       4.10%(5)           N/A               9.27%       164%         $ 5,054

      $  8.16        (3.20)%          3.95%          3.95%              3.98%           (21.84)%      213%         $ 1,397
      $ 10.60        (0.57)%(5)       3.06%(5)       4.10%(5)           N/A               9.17%       164%         $ 3,540

      $  8.30        (2.20)%          2.95%          2.95%              2.98%           (20.97)%      213%         $   208
      $ 10.66         0.43%(5)        2.06%(5)       3.10%(5)           N/A               9.77%       164%         $   594


      $  8.14        (4.35)%          4.85%          4.85%              5.00%           (11.14)%      254%         $ 2,338
      $  9.16        (0.90)%(5)       2.71%(5)       4.48%(5)           N/A              (8.40)%      162%         $ 6,913

      $  8.06        (5.10)%          5.60%          5.60%              5.75%           (11.82)%      254%         $   775
      $  9.14        (1.65)%(5)       3.46%(5)       5.23%(5)           N/A              (8.60)%      162%         $   883

      $  8.06        (5.10)%          5.60%          5.60%              5.75%           (11.82)%      254%         $ 1,740
      $  9.14        (1.65)%(5)       3.46%(5)       5.23%(5)           N/A              (8.60)%      162%         $ 3,548

      $  8.17        (4.10)%          4.60%          4.60%              4.75%           (11.00)%      254%         $   945
      $  9.18        (0.65)%(5)       2.46%(5)       4.23%(5)           N/A              (8.20)%      162%         $ 1,272

                 (This page has been left blank intentionally)

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
The Jundt Growth Fund, Inc. and Jundt Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Jundt Growth Fund, Inc. and Jundt U.S. Emerging Growth Fund, Jundt Opportunity Fund, Jundt Twenty-Five Fund, Jundt Mid-Cap Growth Fund and Jundt Science & Technology Fund (funds within Jundt Funds, Inc.) as of December 31, 2001, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended [year ended December 31, 2001 and period from June 30, 2000, commencement of operations, to December 31, 2000 for the Jundt Mid-Cap Growth Fund and Jundt Science & Technology Fund], statements of cash flows (for the Jundt Opportunity Fund, Jundt Twenty-Five Fund, Jundt Mid-Cap Growth Fund and Jundt Science & Technology Fund) for the year then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers and, where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Jundt Growth Fund, Inc., Jundt U.S. Emerging Growth Fund, Jundt Opportunity Fund, Jundt Twenty-Five Fund, Jundt Mid-Cap Growth Fund and Jundt Science & Technology Fund as of December 31, 2001, results of their operations, changes in their net assets, cash flows and their financial highlights for each of the periods indicated in the paragraph above, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
Minneapolis, Minnesota
February 11, 2002

                 (This page has been left blank intentionally)

FEDERAL TAX INFORMATION (unaudited)
--------------------------------------------------------------------------------


Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the year ended December 31, 2001, shown below. Shareholders should consult a tax adviser on how to report these distributions for federal and state income tax purposes.

Per share distributions are as follows:

                              Record       Payable       Short-Term        Long-Term
                               Date         Date       Capital Gains     Capital Gains
--------------------------------------------------------------------------------------
JUNDT GROWTH FUND
 Class A                     12/20/01     12/31/01        $ 0.3084          $ 0.6797
 Class B                     12/20/01     12/31/01        $ 0.3084          $ 0.6797
 Class C                     12/20/01     12/31/01        $ 0.3084          $ 0.6797
 Class I                     12/20/01     12/31/01        $ 0.3084          $ 0.6797
JUNDT TWENTY-FIVE FUND
 Class A                     12/20/01     12/31/01        $     --          $ 3.0372
 Class B                     12/20/01     12/31/01        $     --          $ 3.0372
 Class C                     12/20/01     12/31/01        $     --          $ 3.0372
 Class I                     12/20/01     12/31/01        $     --          $ 3.0372
JUNDT MID-CAP GROWTH FUND
 Class A                     12/20/01     12/31/01        $ 0.0662          $ 0.0553
 Class B                     12/20/01     12/31/01        $ 0.0662          $ 0.0553
 Class C                     12/20/01     12/31/01        $ 0.0662          $ 0.0553
 Class I                     12/20/01     12/31/01        $ 0.0662          $ 0.0553

TRUSTEE DISCLOSURE
--------------------------------------------------------------------------------


INDEPENDENT DIRECTORS

                                                                                            Number
                                                                                          of Funds in
                                                                                         Fund Complex          Other
                             Position(s)    Year of        Principal Occupation(s)         Overseen by   Directorships Held
Name, Address, and Age       with Fund      Election         During Past 5 Years            Director         by Director
---------------------------------------------------------------------------------------------------------------------------
John E. Clute (67)           Director       1991 (a)    Dean and Professor of Law,             6         American Eagle
1221 West Riverside Avenue                  1995 (b)    Gonzaga University School of                     Funds, Inc. and
Spokane, WA 99201                                       Law, since 1991; previously                      Hecla Mining
                                                        Senior Vice President Human                      Company.
                                                        Resources and General
                                                        Counsel, Boise Cascade
                                                        Corporation (forest products).

Floyd Hall (63)              Director       1991 (a)    Chairman, President and Chief          6         American Eagle
24 Dockside Lane                            1995 (b)    Executive Officer of K-Mart                      Funds, Inc.
Key Largo, FL 33037                                     Corporation since 1995.
                                                        Chairman from 1989 to 1998
                                                        and Chief Executive Officer
                                                        from 1989 to 1995 of The
                                                        Museum Company and Alva
                                                        Replicas. Chairman and Chief
                                                        Executive Officer from 1981 to
                                                        1984 of Target Stores. President
                                                        and Chief Executive Officer
                                                        from 1974 to 1981 of B.
                                                        Dalton Bookseller.

Demetre M. Nicoloff (68)          Director  1991 (a)    Cardiac and thoracic surgeon,          6         American Eagle
1492 Hunter Drive                           1995 (b)    Cardiac Surgical Associates,                     Funds, Inc.;
Wayzata, MN 55391                                       P.A., Minneapolis, Minnesota.                    Optical Sensors
                                                                                                         Incorporated;
                                                                                                         Micromedics, Inc.;
                                                                                                         Applied Biometrics,
                                                                                                         Inc. and
                                                                                                         Sonometrics, Inc.

--------------------------------------------------------------------------------


                                                                                            Number
                                                                                         of Funds in
                                                                                         Fund Complex         Other
                              Position(s)    Year of        Principal Occupation(s)       Overseen by   Directorships Held
Name, Address, and Age        with Fund     Election          During Past 5 Years           Director        by Director
--------------------------------------------------------------------------------------------------------------------------
Darrell R. Wells (59)         Director      1991 (a)      Managing Director, Security           6        American Eagle
4350 Brownsboro Road                        1995 (b)      Management Company in                          Funds, Inc.;
Suite 310                                                 Louisville, Kentucky.                          Churchill Downs
Louisville, KY 40207                                                                                     Inc. and Citizens
                                                                                                         Financial Inc.

Clark W. Jernigan (40)        Director      1999 (a)(b)   Product Engineering Director,         6        American Eagle
1201 Verdant Way                                          Cirrus Logic, Inc., Crystal                    Funds, Inc.
Austin, TX 78746                                          Industrial & Communications
                                                          Division, Austin Texas since
                                                          1997; Research Associate
                                                          Analyst, Alex. Brown & Sons
                                                          Incorporated., New York,
                                                          New York from 1996 to
                                                          1997; Product Development
                                                          Engineering Manager,
                                                          Advanced Micro Devices,
                                                          Inc., Embedded Processor
                                                          Division, Austin, Texas from
                                                          June 1991 to 1996.


(a) Jundt Growth Fund, Inc.
(b) Jundt Funds, Inc.

--------------------------------------------------------------------------------


INTERESTED DIRECTORS

                                                                                               Number
                                                                                            of Funds in
                                                                                            Fund Complex         Other
                           Position(s)    Year of           Principal Occupation(s)          Overseen by    Directorships Held
Name, Address, and Age     with Fund      Election            During Past 5 Years             Director         by Director
------------------------------------------------------------------------------------------------------------------------------
James R. Jundt* (60)      Chairman        1991 (a)      Chairman of the Board, Chief              6        American Eagle
1550 Utica Avenue South   of the Board    1995 (b)      Executive Officer, Secretary and                   Funds, Inc. and
Suite 950                                               portfolio manager of Jundt                         Gonzaga University.
Minneapolis, MN 55416                                   Associates, Inc. since its inception
                                                        in 1982. Chairman of the Board
                                                        and a portfolio manager of
                                                        American Eagle Funds, Inc. since
                                                        1999, Jundt Growth Fund, Inc.
                                                        since 1991 and Jundt Funds,
                                                        Inc. since 1995. President of
                                                        Jundt Growth Fund, Inc. from
                                                        1991 to 1999 and Jundt Funds,
                                                        Inc. from 1995 to 1999.
                                                        Chairman of the Board of U.S.
                                                        Growth Investments, Inc. since
                                                        1995.

Marcus E. Jundt* (36)     President       2000 (a)(b)   Vice Chairman of Jundt                    6        American Eagle
1550 Utica Avenue South   and Director                  Associates, Inc. since 1992.                       Funds, Inc.
Suite 950                                               Research Analyst, Victoria
Minneapolis, MN 55416                                   Investors, New York, New York
                                                        from 1988 to 1992. Employed
                                                        by Cargill Investor Services, Inc.
                                                        from 1987 to 1988. President
                                                        since 1999 and Director since
                                                        2000, of American Eagle Funds,
                                                        Inc., Jundt Funds, Inc. and Jundt
                                                        Growth Fund, Inc. Portfolio
                                                        manager of Jundt Funds, Inc.
                                                        since 1995 and Jundt Growth
                                                        Fund since 1992. President of
                                                        U.S. Growth Investments, Inc.
                                                        since 1997.


 * The Director is an "interested person" (as defined in the 1940 Act) by virtue of his affiliation with Jundt Associates, Inc. the Fund's investment adviser.
(a) Jundt Growth Fund, Inc.
(b) Jundt Funds, Inc.

TRUSTEE DISCLOSURE (concluded)
--------------------------------------------------------------------------------


OFFICERS

                             Position(s)          Year of          Principal Occupation(s)       Other Directorships
Name, Address, and Age     with Fund/Trust        Election           During Past 5 Years           Held by Officer
--------------------------------------------------------------------------------------------------------------------
Jon C. Essen, CPA (38)      Treasurer            1999 (a)(b)    Chief Financial Officer of               None
1550 Utica Avenue South                                         Jundt Associates, Inc. since
Suite 950                                                       1998. Treasurer of American
Minneapolis, MN 55416                                           Eagle Funds, Inc., Jundt
                                                                Growth Fund, Inc. and Jundt
                                                                Funds, Inc. since 1999.
                                                                Senior Financial Analyst,
                                                                Norwest Investment Services,
                                                                Inc., 1997 to 1998. Fund
                                                                Reporting and Control
                                                                Supervisor, Voyageur Funds
                                                                Inc., 1994 to 1997.

James E. Nicholson (49)     Secretary              1991 (a)     Partner with the law firm of             None
2200 Wells Fargo Center                            1995 (b)     Faegre & Benson LLP,
Minneapolis, MN 55402                                           Minneapolis, Minnesota,
                                                                which has served as general
                                                                counsel for Jundt Associates,
                                                                Inc., American Eagle Funds,
                                                                Inc., Jundt Growth Fund,
                                                                Inc., Jundt Funds, Inc. and
                                                                U.S. Growth Investments,
                                                                Inc. since their inception.
                                                                Secretary of American Eagle
                                                                Funds, Inc. since 1999, Jundt
                                                                Growth Fund, Inc. since
                                                                1991 and Jundt Funds, Inc.
                                                                since 1995.


(a) Jundt Growth Fund, Inc.
(b) Jundt Funds, Inc.

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                                                                              68

                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                             1550 Utica Avenue South
                                    Suite 950
                              Minneapolis, MN 55416

                                   DISTRIBUTOR
                          U.S. Growth Investments, Inc.
                             1550 Utica Avenue South
                                    Suite 935
                              Minneapolis, MN 55416

                                  ADMINISTRATOR
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207

                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                625 Walnut Street
                              Cincinnati, OH 45202

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                             4200 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

                                  LEGAL COUNSEL
                               Faegre & Benson LLP
                             2200 Wells Fargo Center
                              Minneapolis, MN 55402


FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEES, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-370-0612 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

CERTAIN PERFORMANCE INFORMATION CONTAINED HEREIN RELATING TO JUNDT U.S. EMERGING GROWTH FUND, JUNDT OPPORTUNITY FUND, JUNDT TWENTY-FIVE FUND, JUNDT MID-CAP GROWTH FUND AND JUNDT SCIENCE & TECHNOLOGY FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., EACH FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUNDS' CURRENT PROSPECTUS.

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND'S OFFICERS AND DIRECTORS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-370-0612.